As Filed with the Securities and Exchange Commission on April 11, 2003
                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933



                       [ ] Pre-Effective Amendment No. __
                       [X] Post-Effective Amendment No. 48


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                            [X] Amendment No. 50



                                 ABN AMRO FUNDS
                        FORMERLY KNOWN AS ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:


                  [ ] immediately upon filing pursuant to paragraph (b); or
                  [ ] On February 28, 2003 pursuant to paragraph (b); or
                  [ ] 60 days after filing pursuant to paragraph (a)(1); or
                  [ ] On ____________ pursuant to paragraph (a)(1); or
                  [ ] 75 days after filing pursuant to paragraph (a)(2); or
                  [X] On June 30, 2003 pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS DATED APRIL 11, 2003


JUNE   , 2003

 CLASS N SHARES

 ABN AMRO
 HIGH YIELD BOND FUND


 ABN AMRO
 INVESTMENT GRADE
 BOND FUND


ABN-AMRO Funds [LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC - Veredus Asset Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, home buying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                Page

FUND SUMMARIES                                                     1

ABN AMRO HIGH YIELD BOND FUND                                      1
    Investment Objective                                           1
    Principal Investment Strategies                                1
    Principal Risks of Investing in this Fund                      1
    Fund Performance                                               1
    Fund Expenses                                                  2

ABN AMRO INVESTMENT GRADE BOND FUND                                3
    Investment Objective                                           3
    Principal Investment Strategies                                3
    Principal Risks of Investing in this Fund                      3
    Fund Performance                                               4
    Fund Expenses                                                  5

OTHER INVESTMENT STRATEGIES                                        6

INVESTMENT TERMS                                                   8

MANAGEMENT OF THE FUNDS                                           10
    The Advisers                                                  10

SHAREHOLDER INFORMATION                                           11
    Opening an Account                                            11
    Exchanging Shares                                             12
    Selling/Redeeming Shares                                      13
    Transaction Policies                                          16
    Account Policies and Dividends                                17
    Additional Investor Services                                  17
    Distribution Plan 12b-1 Fees                                  18
    Portfolio Transactions and Brokerage Commissions              18

DIVIDENDS, DISTRIBUTIONS AND TAXES                                19

FINANCIAL HIGHLIGHTS                                              20

GENERAL INFORMATION                                       Back Cover

----------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of the fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------------------

Fund Summaries

ABN AMRO HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide interest income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield bonds, also known as junk bonds. High yield bonds are considered to be those rated BB+/Ba1 or below by Standard & Poor's/Moody's or judged by the Adviser to be of equivalent quality. The Fund may invest in foreign/European bonds. In deciding which securities to buy and sell, the portfolio managers use a combined top down and bottom up approach. The portfolio managers select securities based on their analysis of the regions and industries and the relative value of the security. The portfolio managers normally expect to maintain a minimum B average rating.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES RISK: Companies that issue high yield bonds are generally not as financially sound as those that issue bonds with higher credit quality. Such companies tend to be more susceptible to recession or bad financial news than higher rated or investment grade bonds. This may limit their ability to pay interest and principal.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause the Fund's share price to drop. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. Because the Fund normally expects to maintain a minimum B rating, it anticipates higher interest rate risks but lower credit risks than funds that invest in lower quality issuers.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

CALL RISK: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Fund, you do not incur any sales loads or exchange fees and generally no redemption fees.

If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES(1)
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

MANAGEMENT   DISTRIBUTION       OTHER      TOTAL EXPENSE                 NET EXPENSE
   FEES      (12B-1) FEES    EXPENSES(2)       RATIO       FEE WAIVERS    RATIO(3)
    0.45%        0.25%          0.50%          1.20%         (0.40)%        0.80%

(1)The Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution fee; shareholders of Class I shares are not subject to a 12b-1 distribution fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.

(2) "Other Expenses" are estimated for the current fiscal year.

(3) The table reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees or reimburse expenses at least through June 30, 2004 exceeding the rate shown in the table.


EXAMPLE

This hypothetical example shows the operating expenses (including one-year of capped expenses in each period), you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeemed all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

          1 YEAR                         3 YEARS
            $82                           $341

ABN AMRO Investment Grade Bond Fund

INVESTMENT OBJECTIVE


The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. The Fund normally invests in intermediate-term fixed income securities that include U.S. government securities; corporate bonds; debentures and convertible debentures; zero-coupon bonds; mortgage/asset backed securities; and yankee bonds. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The Fund currently expects to maintain an average dollar-weighted maturity of between one and seven years, although securities of longer or shorter maturities may be purchased.

The Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by a broad index such as Lehman Brothers Intermediate Aggregate Index.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause the Fund's share price to drop.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund's total return.

Fund Performance*

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Trust Class and Class B shares of the Independence One Fixed Income Fund and the Class A and Class B Shares of the Independence One U.S. Government Securities Fund were reorganized into Class I shares of the Fund on June 15, 2002. Performance figures shown below include the performance of the Trust Class of Independence One Fixed Income Fund.


                  CALENDAR YEAR TOTAL RETURN
                                  [BAR CHART]

        3.45%            7.47%       7.77%      (0.27%)      8.42%       7.88%       9.21%
        1996             1997        1998        1999        2000        2001        2002

  2003 Total return as of March 31:  %
  Best quarter:          9/02    5.18%
  Worst quarter:         3/96   -0.97%

The following table indicates how the Fund's average annual returns for Class I shares for different calendar periods compared to the returns of broad-based and comparable securities market indices. Previously, the Fund's returns were compared to the Merrill Lynch 1-10 year U.S. Corporate/Government Bond Index. The Adviser believes that the Lehman Brothers Intermediate Aggregate Bond Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                                             Since
                                       1 Year   5 Years   Inception(1)
--------------------------------------------------------------------------
ABN AMRO Investment Grade Bond Fund
  Class I:(2)
  Return Before Taxes                  9.21%     6.54%        6.43%
  Return After Taxes and
    Distributions                      6.31%     4.05%        3.97%
  Return After Taxes and
    Distributions and Sale of Fund
    Shares                             6.19%     4.05%        3.95%
--------------------------------------------------------------------------
Lehman Brothers Intermediate
  Aggregate Bond Index (reflects no
  deduction for taxes, expenses or
  fees)                                9.49%     7.47%        7.37%
--------------------------------------------------------------------------
Merrill Lynch 1-10 year U.S.
  Corporate/Government Bond Index
  (reflects no deduction for taxes,
  expenses or fees)                    9.66%     7.47%        7.28%
--------------------------------------------------------------------------
Lipper Intermediate Investment Grade
  Debt Fund Index (reflects no
  deduction for taxes, expenses or
  fees)                                8.29%     6.72%        6.79%
--------------------------------------------------------------------------

(1)Fund's inception: October 23, 1995. Index data computed from October 31,
1995.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The returns are for Class I shares that are not offered in this prospectus. Class N shares would have substantially similar annual returns because
 Class I shares and Class N shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class I shares and Class N shares do not have the same expenses.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in Class N shares of the Fund, you do not incur any sales loads or exchange fees and, generally, no redemption fees.

If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES(1)
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                           TOTAL                NET
MANAGEMENT   DISTRIBUTION      OTHER      EXPENSE     FEE     EXPENSE
   FEES      (12B-1) FEES   EXPENSES(2)    RATIO    WAIVERS   RATIO(3)
  0.70%         0.25%          0.19%       1.14%    (0.25)%    0.89%

(1)The Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution fee; shareholders of Class I shares are not subject to a 12b-1 distribution fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.

(2)"Other Expenses" are estimated for the current fiscal year.

(3)The table above reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees or reimburse expenses at least through June 30, 2004 exceeding the rate shown in the table.

EXAMPLE

This hypothetical example shows the operating expenses (including one-year of capped expenses in each period) you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeemed all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

1 YEAR   3 YEARS
 $91      $337

Other Investment Strategies

The investment policies of each Fund relating to the type of securities in which 80% of each Fund's assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.

In addition to the principal investment strategies described in the Fund Summaries, there may be times when a Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

ASSET-BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments or the holder of the security will not be able to take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a Fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

Securities with higher risks generally have higher yields. Fixed income securities provide a stable flow of income for a Fund.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms, and many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's corporate debt investments in the event that an adequate trading market does not exist for these securities. (To the extent there is an adequate trading market for lower-rated securities, high yield bonds generally are not subject to an increase in illiquidity.)

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by he full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interests payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market price for such securities which can fluctuate.

More information about the risks associated with investing in the Funds can also be found in the Statement of Additional Information (SAI).

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES: Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES: Lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies or, if unrated, are judged by the Adviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds."

BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER: Short-term fixed income securities issued by banks, corporations and other borrowers.

CORPORATE BONDS: Fixed income securities issued by corporations.

DEBENTURES: Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

DURATION: A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EUROBOND: A Eurobond is a bond of a U.S. corporation issued in Europe.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company that issues a security, such as a stock, bond or money market security.

LEHMAN BROTHERS INTERMEDIATE AGGREGATE BOND INDEX: An unmanaged index generally representative of investment grade debt issues with maturities between three and ten years.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX: An equally weighted index of the largest 30 funds within the intermediate investment grade funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MERRILL LYNCH 1-10 YEAR U.S. CORPORATE/GOVERNMENT BOND INDEX: A broad-based market index that tracks U.S. government securities between 1 and 9.99 years.

MERRILL LYNCH GLOBAL HIGH YIELD INDEX: A managed index of corporate bonds issued in the U.S., Canada, sterling and euro domestic markets (including eurobonds) that have a composite rating lower than BBB3.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MORTGAGE-BACKED SECURITIES: Securities backed by Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

YIELD: A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. Each Fund's 12b-1 fee is found in its fee table of its prospectus. (See
"Distribution Plan 12b-1 Fees" on page   .)

Management of the Funds

THE ADVISERS

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC
ABN AMRO Asset Management (USA) LLC is the Adviser to ABN AMRO High Yield Bond Fund. As of December 31, 2002, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator. ABN AMRO High Yield Bond Fund pays ABN AMRO Asset Management an annual management fee of 0.45% of its average daily net assets.

PORTFOLIO MANAGERS

TODD J. YOUNGBERG, CFA
Todd J. Youngberg has been [the lead] [a/co] Portfolio Manager of ABN AMRO High Yield Bond Fund since the Fund's inception and is Managing Director of the Adviser. Todd J. Youngberg is the Senior Fund Manager of the ABN AMRO High Yield Funds. He joined ABN AMRO Asset Management (USA) LLC in 1998 to spearhead the high yield products. Mr. Youngberg heads the Global High Yield Committee and is responsible for determining overall strategy, security selection and the day-to-day management of the Fund. Before joining ABN AMRO, he was employed with AmerUs Capital Management in Des Moines, Iowa for over nine years where he managed high yield portfolios after spending time as a high yield/credit analyst. Mr. Youngberg received a Bachelor of Arts in business from Central College in Pella, Iowa and his M.B.A. from Drake University. He is a Chartered Financial Analyst Charter Holder and a member of the Association of Investment Management and Research.

CHARLES ULLERICH, CFA
Charles Ullerich has been a Portfolio Manager of ABN AMRO High Yield Bond Fund since the Fund's inception and is Vice President of the Adviser. Mr. Ullerich joined ABN AMRO Asset Management (USA) LLC in 2001 and specializes in the telecommunications, media, technology, and gaming sectors in addition to his co-portfolio manager responsibilities. Mr. Ullerich is a member of the Global High Yield Committee and plays a senior role when determining strategy, security selection, and day-to-day management. Previous to working at ABN AMRO, Mr. Ullerich was employed with ING Pilgrim Securities as a portfolio manager and senior analyst for the total return high yield funds. Mr. Ullerich has a Bachelor of Science from Arizona State University. Mr. Ullerich is a Certified Internal Auditor and a Chartered Financial Analyst Charter Holder.

CHICAGO CAPITAL MANAGEMENT, INC.
Chicago Capital Management, Inc. is the Adviser to ABN AMRO Investment Grade Bond Fund and is located at 161 N. Clark Street, 9th Floor, Chicago, Illinois 60601. As of December 31, 2002, Chicago Capital Management managed approximately $8.1 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Chicago Capital Management is a member of the ABN AMRO group of companies. For the period June 17, 2002 (date of reorganization) through October 31, 2002, ABN AMRO Investment Grade Bond Fund paid Chicago Capital Management an annual management fee of 0.45% of its average daily net assets, taking into account fee waivers then in effect.

PORTFOLIO MANAGER

THOMAS J. MARTHALER, CFA
Thomas J. Marthaler has been the Portfolio Manager of the ABN AMRO Investment Grade Bond Fund since June 2002 and is Director of Fixed Income. He has been associated with Chicago Capital and its affiliates and predecessors since 1981. He has managed fixed income investment portfolios since 1984. Mr. Marthaler received an MBA from Loyola University. He is a Chartered Financial Analyst, Charter Holder.

Shareholder Information

OPENING AN ACCOUNT

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for the Funds are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
   o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page [ ].
----------------------------------------------------------------

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.

BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS P.O. BOX 9765    - Make your check payable to ABN        address at the left.
PROVIDENCE, RI 02940              AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and
                                  address on the left.                  ACH for purchases (see "Other Features" on p.   ).
                                - We accept checks, bank drafts         Checks must be drawn on U.S. banks. There is a $20
                                  and money orders for purchases.       charge for returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept travelers,           For: ABN AMRO Funds
                                  temporary, post-dated, credit         A/C 140414
                                  card courtesy, second or third        FBO "ABN AMRO Fund Number"
                                  party checks (which are checks        "Your Account Number"
                                  made payable to someone other
                                  than the Funds).                      Include your name, account number, taxpayer
                                                                        identification number or social security number,
                                                                        address and the Fund you wish to purchase in the
                                                                        wiring instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Funds).
                                                                      - For your protection, our current internet capabilities
                                                                        allow you to check balances and transfer monies
                                                                        between Funds only. Please contact us via mail with a
                                                                        signed letter of instruction for all other changes to
                                                                        your account.

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of
                                  by calling ABN AMRO Funds at the      the ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information"
                                - Instruct your bank (who may           section on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN
                                  amount of your investment.            AMRO Funds and tell the representative the Fund name,
                                - Give the following wire/ACH           account number, the name(s) in which the account is
                                  information to your bank:             registered and the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or
                                  ABA #01-10-01234                      ACH the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765                       - Include your name, account number, taxpayer
                                  Providence, RI 02940                  identification number or Social Security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you
                                  mail it to the address under "By      have not already done so. To obtain a PIN, please call
                                  Mail" above.                          800-992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter
                                                                        your purchase instructions in the highly secure area
                                                                        for shareholders only called "Account Access." ACH
                                                                        purchases on the internet may take 3 or 4 business
                                                                        days.

Other share classes of ABN AMRO Funds are available through separate prospectuses. Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.
----------------------------------------------------------------

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES                DESIGNED FOR . . .                  TO SELL SOME OR ALL OF YOUR SHARES
THROUGH YOUR FINANCIAL        - Accounts of any type              - Your financial representative is responsible for
REPRESENTATIVE                                                      transmitting the order promptly.

BY MAIL                       - Accounts of any type              - Write and sign a letter of instruction indicating the
                              - Sales or redemptions of any size    Fund name, Fund number, your account number, the
ABN AMRO FUNDS                                                      name(s) in which the account is registered and the
P.O. BOX 9765                                                       dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940                                              - Include all signatures and any additional documents
                                                                    that may be required. (See "Selling Shares in Writing"
                                                                    on page [  ]). Signatures must be in original form, as
                                                                    photocopies are not accepted.
                                                                  - Mail to us at the address at the left.
                                                                  - A check will be mailed to the name(s) and address in
                                                                    which the account is registered. If you would like the
                                                                    check mailed to a different address, you must write a
                                                                    letter of instruction and have it medallion signature
                                                                    guaranteed. (See next page.)
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on page [  ]).

BY PHONE                      - Non-retirement accounts           - For automated service 24 hours a day using your
                              - Sales of up to $50,000 (for         touch-tone phone, call 800 992-8151.
800 992-8151                    accounts with telephone account   - To place your request with an Investor Services
                                privileges)                         Associate, call between 9 am and 7 pm ET,
                                                                    Monday-Friday.
                                                                  - A check will be mailed to the name(s) and address in
                                                                    which the account is registered. If you would like the
                                                                    check mailed to a different address, you must write a
                                                                    letter of instruction and have it medallion signature
                                                                    guaranteed. (See next page.)
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on page [  ]).
                                                                  - The Funds reserve the right to refuse any telephone
                                                                    sales request and may modify the procedures at any
                                                                    time. The Funds make reasonable attempts to verify
                                                                    that telephone instructions are genuine, but you are
                                                                    responsible for any loss that you may bear from
                                                                    telephone requests.


SELLING SHARES                DESIGNED FOR . . .                  TO SELL SOME OR ALL OF YOUR SHARES
BY INTERNET                   - Non-retirement accounts           - Complete the "Purchase, Exchange and Redemption
                                                                    Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                              - Obtain a Personal Identification Number (PIN) from ABN
                                                                    AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                    Web site if you have not already done so.
                                                                  - When you are ready to redeem a portion of your
                                                                    account, access your account through ABN AMRO Funds'
                                                                    Web site and enter your redemption instructions in the
                                                                    highly secure area for shareholders only called
                                                                    "Account Access." A check for the proceeds will be
                                                                    mailed to you at the address of record.
                                                                  - Proceeds may also be sent by wire or ACH (see 'Other
                                                                    Features' on page [  ]).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole      - Letter of instruction
proprietorship, UGMA/UTMA, or general  - On the letter, the signatures and titles of all persons
partner accounts                         authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                         are not accepted.
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                         page for more details)

Owners of corporate or association     - Letter of instruction
accounts                               - Corporate resolution certified within the past 12 months
                                       - On the letter, the signatures and titles of all persons
                                         authorized to sign for the accounts, exactly as the
                                         account is registered, must be in original form, as
                                         photocopies are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                         page for more details)

Owners or trustees of trust accounts   - Letter of instruction
                                       - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                       - If the names of all trustees are not registered on the
                                         account, a copy of the trust document certified within the past 12 months
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                         page for more details)

Joint tenancy shareholders whose       - Certified letter of instruction signed by the surviving
co-tenants are deceased                  tenant must be in original form, as photocopies are not
                                         accepted
                                       - Copy of death certificate
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                         page for more details)

Executors of shareholder estates       - Certified letter of instruction signed by executor must be in original form, as photocopies are not accepted
                                       - Copy of order appointing executor
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                         page for more details)
Administrators, conservators,          - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                           - IRA distribution request form completed and signed. Call
                                         800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of a redemption request or other factors.

OTHER FEATURES

The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000.

The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds' account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your non-retirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Under normal circumstances, requests must be received by 4:00 p.m. ET for same day processing. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:
-  reject any purchase order
-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.
-  change, withdraw or waive various services, fees and account policies

SHORT-TERM TRADING
The Funds are designed for long-term investors. The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
Dividends, if any, will be declared and paid monthly. Capital gains, if any, will be distributed at least once a year, in December.

DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and a Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually

-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each Fund has adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of each Fund's Class N shares' average daily net assets to reimburse the distributor for certain expenses associated with the distribution of Fund shares. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. Under policies established by the Board of Trustees, there may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of a Fund.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in a Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in a Fund is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.
- The Funds pay dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights

Each Fund's Class N shares are new and do not have an operating history. Information, when available, will be included in each Fund's next annual or semi-annual report.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference to the extent
that it relates to the Funds and dated June   , 2003, as amended from time to
time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090.

Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                         ABN-N-HY-03

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS DATED APRIL 11, 2003

 JUNE   , 2003

 CLASS I SHARES

 ABN AMRO
 GLOBAL EMERGING
 MARKETS FUND


[LOGO] ABN-AMRO Funds

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC - Veredus Asset Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. This prospectus pertains only to Class I shares of ABN AMRO Global Emerging Markets Fund, a member of the ABN AMRO Fund family.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                Page

FUND SUMMARY                                                       1
  Investment Objective                                             1
  Principal Investment Strategies                                  1
  Principal Risks of Investing in this Fund                        1

FUND EXPENSES                                                      2

OTHER INVESTMENT STRATEGIES                                        3

INVESTMENT TERMS                                                   4

MANAGEMENT OF THE FUND                                             5

SHAREHOLDER INFORMATION                                            6
  Opening an Account                                               6
  Exchanging Shares                                                7
  Selling/Redeeming Shares                                         7
  Transaction Policies                                            11
  Account Policies and Dividends                                  12
  Additional Investor Services                                    12
  Portfolio Transactions and Brokerage Commissions                12

DIVIDENDS, DISTRIBUTIONS AND TAXES                                13

FINANCIAL HIGHLIGHTS                                              14

GENERAL INFORMATION                                       Back Cover

Fund Summary

ABN AMRO GLOBAL EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of emerging market equity securities. A company is considered to be in emerging markets if it is domiciled in an emerging market country, is traded mainly in emerging markets, derives at least half of its income or profits from emerging markets or has at least half of its assets located in an emerging market country. Under present conditions, the Fund expects to hold investments in Africa, Asia, Eastern and Mediterranean Europe, Latin America and the Middle East. The Fund's investments are spread among regions, countries, industries and companies. The country allocation is set considering changes in political and economic factors. In selecting companies for investment, a company's financial strength, competitive position, profitability, growth prospects and quality of management will typically be evaluated.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund.

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets also may have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund normally does not expect to hedge against the value of the U.S. dollar.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
-  economic structures that are less diverse and mature than developed countries
-  less stable political systems and less developed legal systems
-  national policies that may restrict foreign investment
-  wide fluctuations in the value of investments
-  smaller securities markets making investments less liquid
-  special custody arrangements
-  delays in settling Fund transactions

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report. Performance for another fund managed by the Fund's portfolio
manager is on page   .

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in Class I shares of the Fund, you do not incur any sales loads or exchange fees. HOWEVER, A REDEMPTION FEE IS CHARGED IN SOME CASES.

REDEMPTION FEE                          2% WITHIN 90 DAYS


If you redeem shares by wire, $20 will be deducted from the amount redeemed. ANNUAL FUND OPERATING EXPENSES(1)
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                     OTHER      TOTAL EXPENSE                 NET EXPENSE
MANAGEMENT FEES   EXPENSES(2)       RATIO       FEE WAIVERS    RATIO(3)
1.10%                3.34%          4.44%           (2.99)%      1.45%

(1)The Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class I shares are not subject to a 12b-1 distribution fee; shareholders of Class N shares are subject to a 12b-1 distribution fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus, but are not currently available for sale.

(2)"Other Expenses" are estimated for the current fiscal year.

(3)The table above reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees or reimburse expenses at least through June 30, 2004 exceeding the rate shown in the table.

EXAMPLE

This hypothetical example shows the operating expenses (including one-year of capped expenses in each period) you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeemed all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

1 YEAR                                             3 YEARS
$148                                               $1,072

Other Investment Strategies

The Fund's investment policy relating to the type of securities in which at least 80% of the Fund's net assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

ADRS/EDRS/GDRS

The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held by banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, the Fund may avoid currency risks during the settlement period for purchases or sales by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

DEVELOPED MARKETS: Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries include the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

EMERGING MARKETS: Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

GROWTH STYLE INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MSCI EMERGING MARKETS FREE INDEX: The Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index covers approximately 29 global emerging markets. Designation as an emerging market is determined by factors including country's gross domestic product per capita, local government regulatory environment, and perceived investment risk. ("Free" indicates that only investable securities are included in the index).

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

Management of the Fund

THE ADVISER

The Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Fund and its lead portfolio manager and investment experience and the management fee paid by the Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC
ABN AMRO Asset Management (USA) LLC is the Adviser to the Fund. As of December 31, 2002, ABN AMRO Asset Management (USA) LLC managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 North Clark Street, 9th Floor, Chicago, Illinois 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator. The Fund pays ABN AMRO Asset Management an annual management fee of 1.10% of its average daily net assets.

JOSEPH VAN DEN HEUVEL, PORTFOLIO MANAGER
Joseph Van den Heuvel has been the Portfolio Manager of the Fund since its inception. Mr. Van den Heuvel has been associated with the Adviser and/or its affiliates since 1993. Since 1997, Mr. Van den Heuvel has been part of the Emerging Markets Investment Committee. Mr. Van den Heuvel holds an Honors Co-operative Bachelor of Mathematics, with a major in Computer Science from the University of Waterloo and a M.B.A. from Queen's University.

RELATED PERFORMANCE
Set forth below is historical performance data for the ABN AMRO Global Emerging Markets Fund (the "Luxembourg Fund"), an offshore fund registered in Luxembourg and managed by ABN AMRO Asset Management (Netherlands) ("AAAM (Netherlands)"), a division of ABN AMRO N.V. Bank and an affiliate of the Adviser. Joseph Van den Heuvel will serve as portfolio manager of the Fund, subject to the supervision of the Adviser. The Luxembourg Fund is also managed by Mr. Van den Heuvel and has a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. Of course, past performance is not predictive of future results.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net of fees. Fees and expenses of the Fund differ from those of the Luxembourg Fund and are discussed above under "Fund Expenses."

The Luxembourg Fund is regulated and sold outside the United States. Because the Luxembourg Fund is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act"), it has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Luxembourg Fund may have been different had it been subject to regulation as an investment company under U.S. federal laws. Results may also differ depending on the country registrations or permits sought by the Fund to enable the Fund to make investments in certain emerging markets. If permits are not obtained prior to inception or are deemed not warranted based on factors such as fund size, investments in certain countries will not be permitted or will be limited to available ADRs or GDRs.

The Luxembourg Fund's performance is compared to the Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index (the "Index"), an unmanaged index of a sample of companies representative of the stock market structure of 27 emerging market countries. MSCI Free indices reflect investable opportunities for global investing by taking into account local market restrictions on shares owned by foreigners (including, for example, exclusions or limits on investments in certain share classes and capital repatriation requirements).

The Luxembourg Fund's base currency is the U.S. dollar and both the Luxembourg Fund and Index results are expressed in U.S. dollars and are net of broker commissions, expenses related to trading and foreign withholding taxes on dividends, interest and capital gains. The performance of the Luxembourg Fund and the Index include the reinvestment of all dividends. For withholding purposes, the Luxembourg Fund and the Index are Luxembourg based; the Fund is U.S. based for withholding purposes.

                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                        1 YEAR      3 YEARS      5 YEARS      INCEPTION*
Luxembourg Fund**                       -5.08%      -10.93%       -0.28%          -4.98%
MSCI Emerging Markets Free Index        -6.18%      -14.09%       -4.65%          -9.48%

 * The Luxembourg Fund's inception was July 11, 1997. The Index is computed from July 31, 1997.

** The Luxembourg Fund's performance is not subject to U.S. federal laws governing the calculation of performance.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
   o Determine how much you want to invest. The minimum initial investment for Class I shares of the Fund is $1 million.
- Balances can be aggregated to meet the minimum initial investment requirement for the accounts of:
   o  clients of a financial consultant
   o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
   o  a corporation or other legal entity
-  The minimum initial investment requirement may be waived:
   o for affiliates, Trustees and employees of the Adviser or its affiliated companies
   o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
-  Other supporting legal documents (as necessary) are present, including such
   requirements for written requests as described on page   .
----------------------------------------------------------------

                                                                      TO ADD TO AN ACCOUNT
BUYING SHARES                   TO OPEN AN ACCOUNT                    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p.   ).
                                - We accept checks, bank drafts,        Checks must be drawn on U.S. banks. There is a $20
                                  money orders, wires and ACH for       charge for returned checks.
                                  purchases. Checks must be drawn     - Give the following wire/ACH information to your bank:
                                  on U.S. banks to avoid any fees       Boston Safe Deposit & Trust
                                  or delays in processing your          ABA #01-10-01234
                                  check.                                For: ABN AMRO Funds
                                - We do not accept travelers,           A/C 140414
                                  temporary, post-dated, credit         FBO "ABN AMRO Fund Number"
                                  card courtesy, second or third        "Your Account Number"
                                  party checks (which are checks
                                  made payable to someone other         Include your name, account number, taxpayer
                                  than the Fund).                       identification number or Social Security number,
                                                                        address and the Fund you wish to purchase in the wire
                                                                        instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Fund).

                                                                      TO ADD TO AN ACCOUNT
BUYING SHARES                   TO OPEN AN ACCOUNT                    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)

BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of
                                  by calling ABN AMRO Funds at the      the ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information"
                                - Instruct your bank (who may           section on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN
                                  amount of your investment.            AMRO Funds and tell the representative the Fund name,
                                - Give the following wire/ACH           account number, the name(s) in which the account is
                                  information to your bank:             registered and the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or
                                  ABA #01-10-01234                      ACH the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765
                                  Providence, RI 02940                  Include your name, account number, taxpayer
                                                                        identification number or Social Security number,
                                                                        address and the Fund you wish to purchase in the wire
                                                                        instructions.

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you
                                  mail it to the address under "By      have not already done so. To obtain a PIN, please call
                                  Mail" above.                          800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter
                                                                        your purchase instructions in the highly secure area
                                                                        for shareholders only called "Account Access." ACH
                                                                        purchases on the internet may take 3 or 4 business
                                                                        days.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be a taxable event for you.
----------------------------------------------------------------

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                                                          name(s) in which the account is registered and the
P.O. BOX 9765                                                           dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents
                                                                        that may be required (see "Selling Shares in Writing"
                                                                        on page   ). Signatures must be in original form, as
                                                                        photocopies are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed. (See next page.)
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page   ).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call us at the number to the left.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 am and 7 pm ET,
                                                                        Monday-Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed. (See next page.)
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page   ).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page   ).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner.
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.
Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole      - Letter of instruction
proprietorship, UGMA/UTMA, or general  - On the letter, the signatures and titles of all persons
partner accounts                         authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                         are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Owners of corporate or association     - Letter of instruction
accounts                               - Corporate resolution certified within the past 12 months
                                       - On the letter, the signatures and titles of all persons
                                         authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                         are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees of trust accounts   - Letter of instruction
                                       - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                       - If the names of all trustees are not registered on the
                                         account, a copy of the trust document certified within the past 12 months
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Joint tenancy shareholders whose       - Certified letter of instruction signed by the surviving
co-tenants are deceased                  tenant must be in original form, as photocopies are not
                                         accepted
                                       - Copy of death certificate
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of shareholder estates       - Certified letter of instruction signed by executor must be in original form, as photocopies are not accepted
                                       - Copy of order appointing executor
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Administrators, conservators,          - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                           - IRA distribution request form completed and signed. Call
                                         800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of a redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds' account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSIONS
Class I shares are intended for accounts with balances over the minimum initial investment. The Fund reserves the right to transfer your account to a different class if your balance (or aggregation of balances) consistently falls below the minimum initial investment.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or internet request in "good order." Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:
-  reject any purchase order;
-  suspend the offering of Fund shares;
- change the initial and additional investment minimums or waive these minimums for any investor;
-  change, withdraw or waive various services, fees and account policies;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Fund is designed for long term investors. The Fund is not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Fund reserves the right to refuse any purchase or exchange order that could adversely affect the Fund or its operations. The Fund also reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. See the redemption fee on page 2.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
Dividends, if any, will be declared and paid annually. Capital gains, if any, will be distributed at least once a year, in December.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Fund attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when the Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Fund considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Fund.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in the Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information.

TAXES
Distributions you receive from the Fund may be taxable whether or not you reinvest them.

- The Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights

Class I shares of the Fund are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference to the extent
that it relates to the Fund and dated June   , 2003 and further amended from
time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                        ABN-I-GLB-03

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the securities and exchange commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.
SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS DATED APRIL 11, 2003


JUNE   , 2003

 CLASS I SHARES

 ABN AMRO
 HIGH YIELD BOND FUND

[LOGO] ABN-AMRO Funds

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC - Veredus Asset Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. This prospectus pertains only to Class I shares of ABN AMRO High Yield Bond Fund, a member of the ABN AMRO Fund family.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                Page

FUND SUMMARY                                                       1
    Investment Objective                                           1
    Principal Investment Strategies                                1
    Principal Risks Of Investing In This Fund                      1

FUND EXPENSES                                                      2

OTHER INVESTMENT STRATEGIES                                        3

INVESTMENT TERMS                                                   5

MANAGEMENT OF THE FUND                                             6

SHAREHOLDER INFORMATION                                            7
    Opening an Account                                             7
    Exchanging Shares                                              8
    Selling/Redeeming Shares                                       9
    Transaction Policies                                          12
    Account Policies and Dividends                                12
    Additional Investor Services                                  13
    Portfolio Transactions and Brokerage Commissions              13

DIVIDENDS, DISTRIBUTIONS AND TAXES                                14

FINANCIAL HIGHLIGHTS                                              15

GENERAL INFORMATION

Fund Summary

ABN AMRO HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide interest income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield bonds, also known as junk bonds. High yield bonds are considered to be those rated BB+/Ba1 or below by Standard & Poor's/Moody's or judged by the Adviser to be of equivalent quality. The Fund may invest in foreign/European bonds. In deciding which securities to buy and sell, the portfolio managers use a combined top down and bottom up approach. The portfolio managers select securities based on their analysis of the regions and industries and the relative value of the security. The portfolio managers normally expect to maintain a minimum B average rating.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES RISK: Companies that issue high yield bonds are generally not as financially sound as those that issue bonds with higher credit quality. Such companies tend to be more susceptible to recession or bad financial news than higher rated or investment grade bonds. This may limit their ability to pay interest and principal.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause the Fund's share price to drop. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. Because the Fund normally expects to maintain a minimum B rating, it anticipates higher interest rate risks but lower credit risks than funds that invest in lower quality issuers.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

CALL RISK: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in Class I shares of the Fund, you do not incur any sales loads or exchange fees and generally no redemption fees.

If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES(1)
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

MANAGEMENT      OTHER      TOTAL EXPENSE                 NET EXPENSE
   FEES      EXPENSES(2)       RATIO       FEE WAIVERS    RATIO(3)
 0.45%          0.50%          0.95%         (0.40)%        0.55%

(1)The Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class I shares are not subject to a 12b-1 distribution fee; shareholders of Class N shares are subject to a 12b-1 distribution fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.

(2)"Other Expenses" are estimated for the current fiscal year.

(3)The table above reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through June 30, 2004 exceeding the rate shown in the table.


EXAMPLE

This hypothetical example shows the operating expenses you would incur (including one year of capped expenses in each period) as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeemed all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

          1 YEAR                         3 YEARS
            $56                           $263

Other Investment Strategies

The investment policy relating to the type of securities in which 80% of the Fund's assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.

In addition to the principal investment strategies described in the Fund summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass through securities. Asset-backed securities have prepayment risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments or the holder of the security will not be able to take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES: Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

DERIVATIVES
The Fund may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a Fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

EUROBOND
A Eurobond is a bond of a U.S. corporation issued in Europe.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

Securities with higher risks generally have higher yields. Fixed income securities provide a stable flow of income for a Fund.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition of costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's corporate bond investments in the event that an adequate trading market does not exist for these securities. (To the extent there is an adequate trading market for lower-rated securities, high yield bonds generally are not subject to an increase in illiquidity.)

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES. Lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba/BB and below) by national bond rating agencies or, if unrated, are judged by the Adviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds."

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EUROBOND. A Eurobond is a bond of a U.S. corporation issued in Europe.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MERRILL LYNCH GLOBAL HIGH YIELD INDEX. A managed index of corporate bonds issued in the U.S., Canada, sterling and euro domestic markets (including eurobonds) that have a composite rating lower than BBB3.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

Management of the Fund

THE ADVISER

The Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Fund and its lead portfolio managers and investment experience and the management fee paid by the Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC
ABN AMRO Asset Management (USA) LLC is the Adviser to several ABN AMRO Funds. As of December 31, 2002, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator. The Fund pays ABN AMRO Asset Management an annual management fee of 0.45% of its average daily net assets.

PORTFOLIO MANAGERS

TODD J. YOUNGBERG, CFA
Todd J. Youngberg has been [the lead] [a/co] Portfolio Manager of ABN AMRO High Yield Bond Fund since the Fund's inception and is Managing Director of the Adviser. Todd J. Youngberg is the Senior Fund Manager of the ABN AMRO High Yield Funds. He joined ABN AMRO Asset Management (USA) LLC in 1998 to spearhead the high yield products. Mr. Youngberg heads the Global High Yield Committee and is responsible for determining overall strategy, security selection and the day-to-day management of the Fund. Before joining ABN AMRO, he was employed with AmerUs Capital Management in Des Moines, Iowa for over nine years where he managed high yield portfolios after spending time as a high yield/credit analyst. Mr. Youngberg received a Bachelor of Arts in business from Central College in Pella, Iowa and his M.B.A. from Drake University. He is a Chartered Financial Analyst Charter Holder and a member of the Association of Investment Management and Research.

CHARLES ULLERICH, CFA
Charles Ullerich has been a Portfolio Manager of ABN AMRO High Yield Bond Fund since the Fund's inception and is Vice President of the Adviser. Mr. Ullerich joined ABN AMRO Asset Management (USA) LLC in 2001 and specializes in the telecommunications, media, technology, and gaming sectors in addition to his co-portfolio manager responsibilities. Mr. Ullerich is a member of the Global High Yield Committee and plays a senior role when determining strategy, security selection, and day-to-day management. Previous to working at ABN AMRO, Mr. Ullerich was employed with ING Pilgrim Securities as a portfolio manager and senior analyst for the total return high yield funds. Mr. Ullerich has a Bachelor of Science from Arizona State University. Mr. Ullerich is a Certified Internal Auditor and a Chartered Financial Analyst Charter Holder.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment for Class I shares of the Fund is $1 million.
- Balances can be aggregated to meet the minimum initial investment requirement for the accounts of:
   o  clients of a financial consultant
   o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
   o  a corporation or other legal entity
-  The minimum initial investment requirement may be waived:
   o for affiliates, Trustees and employees of the Adviser or its affiliated companies
   o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
-  Other supporting legal documents (as necessary) are present, including such
   requirements for written requests as described on page   .
----------------------------------------------------------------

BUYING SHARES                 TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY MAIL                       - Complete and sign your            - Return the investment slip from a statement with your
                                application                         check in the envelope provided and mail to us at the
ABN AMRO FUNDS                - Make your check payable to ABN      address at the left.
P.O. BOX 9765                   AMRO Funds and mail to us at the  - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI 02940            address at the left.                for purchases (see "Other Features" on p.   ). Checks must
                              - We accept checks, bank drafts,      be drawn on U.S. banks. There is a $20 charge for returned
                                money orders, wires and ACH for     checks.
                                purchases. Checks must be drawn   - Give the following wire/ACH information to your bank:
                                on U.S. banks to avoid any fees     Boston Safe Deposit & Trust
                                or delays in processing your        ABA #01-10-01234
                                check.                              For: ABN AMRO Funds
                              - We do not accept travelers,         A/C 140414
                                temporary, post-dated, credit       FBO "ABN AMRO Fund Number"
                                card courtesy, second or third      "Your Account Number"
                                party checks (which are checks
                                made payable to someone other       Include your name, account number, taxpayer identification
                                than ABN AMRO Funds).               number or Social Security number, address and the Fund you wish to purchase in the wire instructions.
                                                                  - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                                                    checks made payable to someone other than ABN AMRO Funds).


BUYING SHARES                 TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY PHONE                      - Obtain a Fund number and account  - Verify that your bank or credit union is a member of the
                                by calling ABN AMRO Funds at the    ACH.
800 992-8151                    number at the left.               - You should complete the "Bank Account Information" section
                              - Instruct your bank (who may         on your account application.
                                charge a fee) to wire or ACH the  - When you are ready to add to your account, call ABN AMRO
                                amount of your investment.          Funds and tell the representative the Fund name, account
                              - Give the following wire/ACH         number, the name(s) in which the account is registered and
                                information to your bank:           the amount of your investment.
                                Boston Safe Deposit & Trust       - Instruct your bank (who may charge a fee) to wire or ACH
                                ABA #01-10-01234                    the amount of your investment.
                                For: ABN AMRO Funds               - Give the following wire/ACH information to your bank:
                                A/C 140414                          Boston Safe Deposit & Trust
                                FBO "ABN AMRO Fund Number"          ABA #01-10-01234
                                "Your Account Number"               For: ABN AMRO Funds
                              - Return your completed and signed    A/C 140414
                                application to:                     FBO "ABN AMRO Fund Number"
                                ABN AMRO Funds                      "Your Account Number"
                                P.O. Box 9765
                                Providence, RI 02940                Include your name, account number, taxpayer identification number or Social Security number, address and the Fund you wish to purchase in the wire instructions.

BY INTERNET                   - Download the appropriate account  - Verify that your bank or credit union is a member of the
                                application(s) from our Web         ACH.
WWW.ABNAMROFUNDS.COM            site.                             - Complete the "Purchase, Exchange and Redemption
                              - Complete and sign the               Authorization" section of your account application.
                                application(s). Make your check   - Obtain a Personal Identification Number (PIN) from ABN
                                payable to ABN AMRO Funds and       AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                mail it to the address under "By    not already done so. To obtain a PIN, please call 800
                                Mail" above.                        992-8151.
                                                                  - When you are ready to add to your account, access your
                                                                    account through ABN AMRO Funds' Web site and enter your
                                                                    purchase instructions in the highly secure area for
                                                                    shareholders only called "Account Access." ACH purchases
                                                                    on the internet may take 3 or 4 business days.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be a taxable event for you.
----------------------------------------------------------------

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. (For example, from ABN AMRO High Yield Bond Fund's Class I shares to ABN AMRO Bond Fund's Class I shares.) All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                                                          name(s) in which the account is registered and the
P.O. BOX 9765                                                           dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents
                                                                        that may be required (see "Selling Shares in Writing"
                                                                        on p.   ). Signatures must be in original form, as
                                                                        photocopies are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed. (See next page.)
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p.   ).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call us at the number to the left.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 am and 7 pm ET,
                                                                        Monday-Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed. (See next page.)
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p.   ).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may incur from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p.   ).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.
Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                           are not accepted
                                         - Medallion Signature Guarantee, if applicable (see previous page for more details)

Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                           are not accepted
                                         - Medallion Signature Guarantee, if applicable (see previous page for more details)

Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Medallion Signature Guarantee, if applicable (see previous page for more details)

Joint tenancy shareholders whose         - Certified letter of instruction signed by the surviving
co-tenants are deceased                    tenant must be in original form, as photocopies are not
                                           accepted
                                         - Copy of death certificate
                                         - Medallion Signature Guarantee, if applicable (see previous page for more details)

Executors of shareholder estates         - Certified letter of instruction signed by executor must be in original form, as photocopies are not accepted
                                         - Copy of order appointing executor
                                         - Medallion Signature Guarantee, if applicable (see previous page for more details)

Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of a redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSIONS
Class I shares are intended for accounts with balances over the minimum initial investment. The Fund reserves the right to transfer your account to a different class if your balance (or aggregation of balances) consistently falls below the minimum initial investment.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or internet request in "good order." Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:
-  reject any purchase order;
-  suspend the offering of Fund shares;
- change the initial and additional investment minimums or to waive these minimums for any investor;
-  change, withdraw or waive various services, fees and account policies;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Fund is designed for long term investors. The Fund is not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Fund reserves the right to refuse any purchase or exchange order that could adversely affect the Fund or its operations. The Fund also reserves to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments or automatic investment plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
Dividends, if any, will be declared and paid monthly. Capital gains, if any, will be distributed at least once a year, in December.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
The Fund attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when the Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Fund considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Fund.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in the Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information.

TAXES
Distributions you receive from the Fund may be taxable whether or not you reinvest them.
- The Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you have held shares of the Fund.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- If you do not provide the ABN AMRO Funds with the complete and correct taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights

The Fund is new and does not have an operating history. Information will be included in the Fund's first annual or semi-annual report.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated June
  , 2003, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                          ABN-HYI-03

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE
AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.

                             SUBJECT TO COMPLETION

                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 11, 2003

                                 ABN AMRO FUNDS

                                 CLASS N SHARES

                 ABN AMRO Growth Fund (formerly ABN AMRO/Chicago
                              Capital Growth Fund)
                     ABN AMRO/Montag & Caldwell Growth Fund
                       ABN AMRO/TAMRO Large Cap Value Fund
                               ABN AMRO Value Fund
                 ABN AMRO Mid Cap Fund (formerly ABN AMRO/Talon
                                  Mid Cap Fund)
                          ABN AMRO/TAMRO Small Cap Fund
                         ABN AMRO Select Small Cap Fund
                     ABN AMRO/Veredus Aggressive Growth Fund
                       ABN AMRO/Veredus Select Growth Fund
                            ABN AMRO Real Estate Fund
                          ABN AMRO/Veredus SciTech Fund
                      ABN AMRO Balanced Fund (formerly ABN
                       AMRO/Chicago Capital Balanced Fund)
                    ABN AMRO/Montag & Caldwell Balanced Fund
                      ABN AMRO Global Emerging Markets Fund
                       ABN AMRO International Equity Fund
                  ABN AMRO Bond Fund (formerly ABN AMRO/Chicago
                               Capital Bond Fund)
                   ABN AMRO Municipal Bond Fund (formerly ABN
                    AMRO/Chicago Capital Municipal Bond Fund)
                ABN AMRO Investor Money Market Fund (formerly ABN
                    AMRO/Chicago Capital Money Market Fund)
                          ABN AMRO High Yield Bond Fund
                       ABN AMRO Investment Grade Bond Fund

                               CLASS C SHARES

                 ABN AMRO Growth Fund (formerly ABN AMRO/Chicago
                              Capital Growth Fund)

                                 CLASS R SHARES

                 ABN AMRO Growth Fund (formerly ABN AMRO/Chicago
                              Capital Growth Fund)
                     ABN AMRO/Montag & Caldwell Growth Fund

                                 CLASS I SHARES

                          Montag & Caldwell Growth Fund
                 ABN AMRO Growth Fund (formerly ABN AMRO/Chicago
                              Capital Growth Fund)
                     ABN AMRO/Veredus Aggressive Growth Fund
                            ABN AMRO Equity Plus Fund
                      ABN AMRO Balanced Fund (formerly ABN
                       AMRO/Chicago Capital Balanced Fund)
                         Montag & Caldwell Balanced Fund
                  ABN AMRO Bond Fund (formerly ABN AMRO/Chicago
                               Capital Bond Fund)
                       ABN AMRO Investment Grade Bond Fund
                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund
                      ABN AMRO Global Emerging Markets Fund
                          ABN AMRO High Yield Bond Fund

                                 CLASS S SHARES

                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund

                                 CLASS Y SHARES

                 ABN AMRO Institutional Prime Money Market Fund
                ABN AMRO Institutional Treasury Money Market Fund
               ABN AMRO Institutional Government Money Market Fund

                                 CLASS YS SHARES

                 ABN AMRO Institutional Prime Money Market Fund
                ABN AMRO Institutional Treasury Money Market Fund
               ABN AMRO Institutional Government Money Market Fund

                 (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                     MARCH 1, 2003, AS AMENDED JUNE __, 2003

         This Statement of Additional Information dated March 1, 2003, as amended June __, 2003 ("SAI") provides supplementary information pertaining to shares representing interests in twenty-eight investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust"). As of the date of this SAI, Class I shares of ABN AMRO Balanced Fund are not available and ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, and Class N shares of ABN AMRO Global Emerging Markets Fund have not commenced operations.

         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with each Fund's current Prospectus dated March 1, 2003, and June __, 2003 (Class I shares of ABN AMRO Global Emerging Markets Fund, ABN AMRO High Yield Bond Fund and Class N shares of ABN AMRO Investment Grade Bond Fund only), as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate Prospectus.

         The audited financial statements for the fiscal year ended October 31, 2002 for the Funds (except for ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, Class C and Class R shares of ABN AMRO Growth Fund, ABN AMRO Global Emerging Markets Fund, Class R shares of ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO High Yield Bond Fund and Class N shares of ABN AMRO Investment Grade Bond Fund which had not commenced operations during the period) are incorporated herein by reference to the Funds' Annual Reports as filed with the Securities and Exchange Commission ("SEC"). This Statement of Additional Information is incorporated by reference to the prospectuses.


         You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS

THE FUNDS....................................................................    1

INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS....................    1

INVESTMENT RESTRICTIONS......................................................   29

NON-FUNDAMENTAL INVESTMENT POLICIES..........................................   33

TRUSTEES AND OFFICERS OF THE TRUST...........................................   35

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................   42

INVESTMENT ADVISORY AND OTHER SERVICES.......................................   52

           The Investment Advisers...........................................   52

           The Sub-Advisers..................................................   59

           The Administrator.................................................   61

           The Sub-Administrator.............................................   64

           Sub-Administration Fees...........................................   65

           The Distributor...................................................   65

           The Distribution Plan.............................................   65

           Shareholder Servicing Plan........................................   67

           Custodians........................................................   68

           Transfer Agent and Dividend Paying Agent..........................   69

           Counsel and Auditors..............................................   69

BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................   69

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.............................   69

DESCRIPTION OF SHARES........................................................   75

NET ASSET VALUE..............................................................   79

DIVIDENDS....................................................................   80

TAXES........................................................................   81

PERFORMANCE INFORMATION......................................................   85

FINANCIAL STATEMENTS.........................................................   97

OTHER INFORMATION............................................................   97

APPENDIX A...................................................................  A-1

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS


         ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except ABN AMRO Real Estate Fund, which is classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds." As of the date of this SAI, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund and Class N shares of ABN AMRO Global Emerging Markets Fund have not commenced operations.


            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

         The following supplements the information contained in each Prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the applicable Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" for the discussion of portfolio borrowing transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs")

         ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

         Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

BELOW INVESTMENT-GRADE (HIGH YIELD) DEBT SECURITIES

         Fixed income securities rated Ba or lower by Moody's or BB or lower by S&P, frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET -An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund which hold these securities.

         SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

         YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

BORROWING

         A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph govern that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICs") AND MULTI-CLASS PASS-THROUGHS

         Certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides a Fund to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by a Fund. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

         RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and a Fund's overall portfolio.


         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in a Fund's prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with a Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments. ABN AMRO money market funds may invest in derivatives, specifically high quality floating rate instruments which reset off the following money market indices: U.S. Treasury Bills, Fed Funds, Prime and LIBOR. ABN AMRO High Yield Bond Fund may invest in derivatives as well, including credit default swaps, pooled instruments and as otherwise described in its prospectus.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest include collaterized mortgage obligations, forward commitments, futures contracts, options, swap agreements and when-issued securities. Their respective policies and risks are described in this section. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.


DOLLAR ROLLS

         Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A Fund will segregate cash or liquid securities in an amount at least equal to the dollar roll transaction. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.

EQUITY SECURITIES

         Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

         Common Stocks

         Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

         Preferred Stocks

         Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

         Warrants

         Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

         Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

         Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

         A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

         The following describes various types of fixed income securities in which a Fund may invest.

         Treasury Securities

         Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

         Agency Securities

         Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

         The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

         Corporate Debt Securities

         Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

         In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         ABN AMRO Investment Grade Bond Fund invests at least 80% of its net assets in fixed-income securities, including corporate debt securities, as described in its prospectus.

         Commercial Paper

         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The commercial paper in which ABN AMRO Investment Grade Bond Fund invests will be rated A-1 by S&P, P-1 by Moody's or F-1 by Fitch. Subject to each Fund's limit on investing in illiquid securities, the ABN AMRO money market funds may invest, without limit, in commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act.

         Demand Instruments

         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


         Many international equity securities in which a Fund may invest will be traded in foreign currencies. Additionally, ABN AMRO High Yield Bond Fund may invest in high yield fixed interest securities issued by European corporations. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such securities for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.


         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES

         Foreign securities are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

         Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

         Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

         The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

         Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.

         In making investment decisions for a Fund, the Investment Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Investment Adviser's decisions regarding these risks may not be correct or prove to be wise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.

         Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

         A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         A Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund do not intend to engage in when-issued and delayed delivery transactions that would cause the segregation of more than 20% of the value of the respective total assets.

FUTURES CONTRACTS

         Futures contracts are generally considered to be derivative securities. Each Fund permitted the use of futures contracts and options on futures contract may engage such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         The value of futures contracts will not exceed 20% of ABN AMRO Equity Plus Fund's and ABN AMRO Select Small Cap Fund's total assets.

ILLIQUID SECURITIES

         A Fund may invest up to 15% (10% for a Money Market Fund) of its net assets in securities which are illiquid. Illiquid securities will generally include but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

INVESTMENT COMPANY SHARES

         Under applicable regulations, each Fund is generally prohibited from acquiring the securities of other investment companies except as permitted under the 1940 Act. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. A Fund is permitted to invest in shares of ABN AMRO Money Market Funds for cash management purposes, provided that the Investment Adviser and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

         It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

MONEY MARKET INSTRUMENTS

         Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by ABN AMRO Investor Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

         BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

         COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

         EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

         FOREIGN BANKERS' ACCEPTANCES - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

         FOREIGN COMMERCIAL PAPER - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P")) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

         LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

         VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the Investment Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

         STRIPS - Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Investment Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Investment Adviser will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Investment Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

         YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

         The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility than other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, a Fund may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" described below).

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts," conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac (formerly known as the Federal Home Loan Mortgage Corp.)'s or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Certain Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's quality standards. A Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the Investment Adviser or Sub-Adviser determines that the securities meet a Fund's quality standards.

         OTHER MORTGAGE-BACKED SECURITIES - The Investment Adviser or Sub-Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser or Sub-Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         GENERAL RISKS OF MORTGAGE SECURITIES - The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

MUNICIPAL SECURITIES

         Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

         A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or
(ii) if not rated, of equivalent quality in the Investment Adviser's judgment.

         Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Investment Adviser to have essentially the same characteristics and quality as bonds rated in the above rating categories. If permitted by a Fund's investment policies, the Investment Adviser or Sub-Adviser, as applicable, may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OPTIONS

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). ABN AMRO Equity Plus Fund and ABN AMRO Select Small Cap Fund will not purchase options to the extent that more than 5% of the value of each Fund's assets would be invested in premiums on open option positions. A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the respective Fund's total assets would be invested in premiums on open put option positions. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by a Funds' Custodians or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium which is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

         FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

REAL ESTATE INVESTMENT TRUSTS (REITs)

         REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. Repurchase agreements will be fully collateralized by securities in which a Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisers or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by ABN AMRO Investor Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A and, with respect to a money market fund, commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act that has been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

         A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

         A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT SALES

         Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

         A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

SHORT-TERM TRADING

         Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

STRIPPED MORTGAGE SECURITIES

         A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

SWAP AGREEMENTS

         The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


         ABN AMRO High Yield Bond Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. ABN AMRO High Yield Bond Fund may either be the buyer or the seller in the transaction. If ABN AMRO High Yield Bond Fund is a buyer and no credit event occurs, ABN AMRO High Yield Bond Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, ABN AMRO High Yield Bond Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if ABN AMRO High Yield Bond Fund had invested in the reference obligation directly.


         Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund's portfolio.

Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. Except as otherwise indicated in a Fund's prospectus or in this Statement of Additional Information, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser or Sub-Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TEMPORARY DEFENSIVE POSITIONING

         The investments and strategies described throughout the prospectuses are those the Investment Advisers and Sub-Advisers intend to use under normal market conditions. When the Investment Adviser determines that market conditions warrant, a Fund (other than money market funds) may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

         A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

         The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

         Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

         Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment objectives of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Each Fund except ABN AMRO Select Small Cap, ABN AMRO Equity Plus and ABN AMRO Investment Grade Bond Funds may not:

                  (1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

                  (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except for ABN AMRO/Veredus SciTech Fund, which will have a concentration in the science and technology sector; and ABN AMRO Real Estate Fund, which will have a concentration in the real estate sector;

                  (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;


         ABN AMRO High Yield Bond Fund, ABN AMRO Growth, ABN AMRO/Montag & Caldwell Growth, ABN AMRO/TAMRO Large Cap Value, ABN AMRO Mid Cap, ABN AMRO/TAMRO Small Cap, ABN AMRO Balanced, ABN AMRO/Montag & Caldwell Balanced, ABN AMRO/Veredus Aggressive Growth, ABN AMRO Select Growth, ABN AMRO/Veredus SciTech, ABN AMRO Bond, ABN AMRO Municipal Bond and ABN AMRO Investor Money Market Funds may not:


                  (4) As to 75% of the total assets of each Fund, with the exception of ABN AMRO/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

                  (5) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

                  (6) Make investments in securities for the purpose of exercising control;

                  (7) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

                  (8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

                  (9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

                  (10) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

                  (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

                  (12) [Except for ABN AMRO High Yield Bond Fund,] Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor Trust or companies.


         ABN AMRO Value, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets, ABN AMRO International Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

                  (13) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

                  (14) Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

                  (15) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

         ABN AMRO Value, ABN AMRO Global Emerging Markets and ABN AMRO International Equity Funds may not:

                  (16) Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.

         ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

                  (17) Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

                  (18) Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund may not:

                  (19) Sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

                  (20) Borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

                  (21) Issue senior securities except that they may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

                  (22) ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that the Funds may invest 25% or more of the value of their respective total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

                  ABN AMRO Select Small Cap Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in U.S. Government Securities, and repurchase agreements collateralized by such securities.

                  (23) ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund will not underwrite any issue of securities except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

                  ABN AMRO Investment Grade Bond Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities in accordance with its investment objective, policies, and limitations.


                  (24) Lend any of their assets except portfolio securities up to one-third of the value of their respective total assets. This shall not prevent the Funds from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, and with respect to ABN AMRO Investment Grade Bond Fund purchasing variable rate demand notes, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objective, policies and limitations.

                  (25) Mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, and segregation or collateral arrangements made in connection with options activities. With respect to ABN AMRO Investment Grade Bond Fund, the purchase of securities on a when-issued basis is not deemed to be a pledge of assets.

                  (26) ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

                  ABN AMRO Select Small Cap Fund will not purchase or sell real estate, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

                  (27) Purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds may engage in transactions involving futures contracts and related options.

                  (28) With respect to 75% of the value of its assets, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of their total assets would be invested in the securities of that issuer. Also, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

                  With respect to securities comprising 75% of the value of its total assets, ABN AMRO Select Small Cap Fund will not purchase securities of any one issuer (other than cash; cash items; U.S. government securities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the voting securities of that issuer.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

         For purposes of ABN AMRO Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

         ABN AMRO Value, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets, ABN AMRO International Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than

20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

         ABN AMRO Select Small Cap Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options.

         ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not invest more than 15% of the value of their respective net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Board to be liquid, and non-negotiable fixed time deposits with maturities over seven days.


         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund can each acquire up to 3% of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing their uninvested cash. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of each Fund's shares does not include a sales charge exceeding 1 1/2%. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Nor are they applicable, with respect to ABN AMRO Investment Grade Bond Fund, to securities of investment companies that have been exempted from registration under the 1940 Act.


         It should be noted with respect to ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.


         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not:



         (1) purchase put options on securities unless the securities are held in the Funds' portfolio and not more than 5% of the value of the respective Fund's total assets would be invested in premiums on open put option positions.



         (2) write call options on securities unless the securities are held in the Funds' portfolio or unless a Fund is entitled to them in a deliverable form without further payment or after segregating cash in the amount of any further payment.



         (3) purchase securities of a company for purpose of exercising control or management.



         ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Mid Cap Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO International Equity Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond Fund, ABN AMRO Government Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, ABN AMRO Global Emerging Markets Fund and ABN AMRO High Yield Bond Fund each have a policy to invest, under normal circumstances, at least 80% of such Fund's assets in certain investments as described in their prospectus. Shareholders of the applicable Fund will be given at least 60 days' notice of any changes to this policy.

                       TRUSTEES AND OFFICERS OF THE TRUST

         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


-------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER
                                                                                OF
                              TERM OF                                       PORTFOLIOS
                             OFFICE(1)                                        IN FUND
                               AND                                            COMPLEX
                              LENGTH                                         OVERSEEN        OTHER TRUSTEESHIPS/
  NAME, ADDRESS, AGE AND      OF TIME     PRINCIPAL OCCUPATION(S)DURING         BY          DIRECTORSHIPS HELD BY
  POSITION(S) WITH TRUST      SERVED          PAST FIVE YEARS                DIRECTOR             DIRECTOR
-------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Leonard F. Amari              9 years    Partner at the law offices of           27       President and Trustee,
c/o 161 North Clark Street               Amari & Locallo, a practice with                 Lawyers Trust Fund of
Chicago, IL 60601                        exclusive concentration in real                  Illinois; Board Member,
Age: 61                                  estate taxation and related                      United Community Bank of
Trustee                                  areas, since 1987; Special                       Lisle; Director, Delaware
                                         Assistant Attorney General since                 Place Bank.
                                         1986; Adjunct Faculty, Oakton
                                         Community College since 1995.
-------------------------------------------------------------------------------------------------------------------
Robert Feitler(2)             1 year     Retired. President and Chief            27       Chairman of Executive
c/o 161 North Clark Street               Operating Officer, Weyco Group,                  Committee, Board of
Chicago, IL 60601                        Inc., 1968-1996.                                 Directors, Weyco Group,
Age: 72                                                                                   Inc. (men's footwear);
Trustee                                                                                   Director, Strattec
                                                                                          Security Corporation
                                                                                          (automobile parts).
-------------------------------------------------------------------------------------------------------------------
Robert A. Kushner             3 years    Retired. Vice President,                27       None.
c/o 161 North Clark Street               Secretary and General Counsel at
Chicago, IL 60601                        Cyclops Industries, Inc.,
Age: 67                                  1976-1992.
Trustee
-------------------------------------------------------------------------------------------------------------------
Robert B. Scherer             3 years    President of The Rockridge Group,       27       Director, Title
c/o 161 North Clark Street               Ltd., (title insurance industry                  Reinsurance Company
Chicago, IL 60601                        consulting services) since 1994.                 (insurance for title
Age: 61                                                                                   agents).
Trustee
-------------------------------------------------------------------------------------------------------------------
Nathan Shapiro                9 years    President of SF Investments, Inc.       27       Director, Baldwin &
c/o 161 North Clark Street               (broker/dealer and investment                    Lyons, Inc. (property and
Chicago, IL 60601                        banking firm) since 1971;                        casualty insurance firm);
Age: 67                                  President of SLD Corp.                           Director, DVI, Inc.
Trustee                                  (management consultants) since                   (financial firm).
                                         1977.
-------------------------------------------------------------------------------------------------------------------
Denis Springer                3 years    Retired. Senior Vice President          27       None.
c/o 161 North Clark Street               and Chief Financial Officer of
Chicago, IL 60601                        Burlington Northern Santa Fe
Age: 57                                  Corp. (railroad), 1995-1999.
Trustee
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER
                                                                               OF
                               TERM OF                                     PORTFOLIOS
                              OFFICE(1)                                     IN FUND
                                AND                                         COMPLEX
                               LENGTH                                       OVERSEEN        OTHER TRUSTEESHIPS/
 NAME, ADDRESS, AGE AND        OF TIME   PRINCIPAL OCCUPATION(S) DURING       BY            DIRECTORSHIPS HELD BY
 POSITION(S) WITH TRUST        SERVED           PAST FIVE YEARS             DIRECTOR              DIRECTOR
--------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES(3)
--------------------------------------------------------------------------------------------------------------------
Stuart D. Bilton, CFA         9 years    President and Chief Executive           27       Director, Baldwin &
c/o 161 North Clark Street               Officer of ABN AMRO Asset                        Lyons, Inc.; The UICI
Chicago, IL 60601                        Management Holdings, Inc. since                  Companies; Veredus Asset
Age:  56                                 2001; President of Alleghany                     Management LLC; TAMRO
Chairman, Board of Trustees              Asset Management, Inc. from                      Capital Partners LLC.
                                         1996-2001 (purchased by ABN AMRO
                                         in February 2001).
--------------------------------------------------------------------------------------------------------------------
Gregory T. Mutz               9 years    President and CEO of UICI               27       Chairman of the Board of
c/o 161 North Clark Street               (NYSE:UCI) (an insurance holding                 AMLI Residential
Chicago, IL 60601                        company) since 1999; formerly,                   Properties Trust
Age: 57                                  CEO of AMLI Residential                          (NYSE:AML) (a Multifamily
Trustee                                  Properties Trust (NYSE:AML),                     REIT), a successor
                                         1981-1998.                                       company to AMLI Realty Co.
--------------------------------------------------------------------------------------------------------------------
                                                ADVISORY TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------
James Wynsma(2)(5)              --       Retired. Chairman of ABN AMRO           N/A      None.
c/o 161 North Clark Street               Asset Management (USA) LLC,
Chicago, IL 60601                        January 2000 to February 2001;
Age: 67                                  President & CEO, May 1999 to
Advisory Trustee                         December 1999. Vice Chairman of
                                         LaSalle Bank N.A. and head of its
                                         Trust and Asset Management
                                         department, 1992- 2000.
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER
                                                                                       OF
                              TERM OF                                               PORTFOLIOS
                             OFFICE(1)                                               IN FUND
                               AND                                                   COMPLEX
                              LENGTH                                                OVERSEEN         OTHER TRUSTEESHIPS/
  NAME, ADDRESS, AGE AND      OF TIME     PRINCIPAL OCCUPATION(S) DURING               BY           DIRECTORSHIPS HELD BY
  POSITION(S) WITH TRUST      SERVED             PAST FIVE YEARS                    DIRECTOR               DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
                                         OFFICER(S) WHO ARE NOT TRUSTEES(3)
-------------------------------------------------------------------------------------------------------------------------
Kenneth C. Anderson           9 years    President of ABN AMRO Investment              N/A                 N/A
c/o 161 North Clark Street               Fund Services, Inc. (formerly
Chicago, IL 60601                        known as Alleghany Investment
Age: 39                                  Services, Inc.) since 1993;
President (Chief Executive               Executive Vice President of ABN
Officer)                                 AMRO Asset Management (USA) LLC
                                         since 2001; Director, ABN AMRO Trust
                                         Services Company since 2001; Director,
                                         TAMRO Capital Partners LLC and Veredus
                                         Asset Management LLC since 2001;
                                         Officer of the Trust since 1993; CPA.
-------------------------------------------------------------------------------------------------------------------------
Gerald F. Dillenburg          6 years    Senior Managing Director ("SMD")              N/A                 N/A
c/o 161 North Clark Street               of ABN AMRO Investment Fund
Chicago, IL 60601                        Services, Inc. (formerly known as
Age: 36                                  Alleghany Investment Services,
Senior Vice President,                   Inc.) since 1996; SMD of ABN AMRO
Secretary and Treasurer                  Asset Management Holdings, Inc.,
(Chief Financial Officer,                ABN AMRO Asset Management (USA)
Chief Operating Officer and              LLC and Chicago Capital
Chief Compliance Officer)                Management, Inc. since 2001;
                                         Operations manager and compliance
                                         officer of all mutual funds since 1996;
                                         CPA.
-------------------------------------------------------------------------------------------------------------------------
Debra Bunde Reams             3 years    Vice President of Montag &                    N/A                 N/A
c/o 161 North Clark Street               Caldwell, Inc., since 1996;
Chicago, IL 60601                        Chartered Financial Analyst.
Age: 39
Vice President
-------------------------------------------------------------------------------------------------------------------------
William Long                  1 year     Vice President of Montag &                    N/A                 N/A
c/o 161 North Clark Street               Caldwell, Inc., since 2000;
Chicago, IL 60601                        former Vice President and
Age: 42                                  Director of Sales for First
Vice President                           Capital Group, First Union
                                         National Bank, 1996-2000.
-------------------------------------------------------------------------------------------------------------------------

(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(2) This person is a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust in September 2001. Pursuant to this reorganization, the Alleghany Funds changed its name to "ABN AMRO Funds."

(3) "Interested person" of the Trust as defined in the 1940 Act. Messr. Bilton is considered an "interested person" because of his affiliations with ABN AMRO Asset Management (USA) LLC and related entities, which act as the Funds' investment advisers. Messr. Mutz is considered an "interested person" as determined by the Board of Trustees because of his position as director of an unaffiliated company which Mr. Bilton, an interested Trustee of the Trust, is also a director and serves on the audit, compensation and nominating committee.

(4) An advisory trustee provides services to the Board at the Board's request such as advice on general matters and attendance at board meetings, but is not entitled to vote. An advisory trustee does not have advisory functions as to a Fund's present or future investments.

(5) Prior to December 19, 2002, Mr. Wynsma served as an interested Trustee of the Trust for approximately a year. Effective December 19, 2002, Mr. Wynsma resigned from his position as interested Trustee and was appointed by the Board to serve as an advisory trustee.

         The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Springer, and Feitler. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2002.

         The Trustees have also established a Nominating Committee consisting of six members, including a chairman of the Committee. The Nominating Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Springer, and Feitler. The Nominating Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating Committee held no meetings during the fiscal year ended October 31, 2002.

         The Trustees have also established a Valuation Committee consisting of at least one Independent Trustee, an Officer of the Trust and the Portfolio Manager of the relevant Fund or an appropriate designee of the investment adviser. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held two meetings during the fiscal year ended October 31, 2002.

         The Trustees have also established a Pricing Committee, consisting of at least three members, including a representative from the compliance department, portfolio management, and the fund accounting agent, at least one of whom must be an officer of the Fund whose assets are being valued. The Pricing Committee values securities or other assets for which prices or valuations are not readily available pursuant to the Trust's Pricing Procedures. The Pricing Committee held four meetings during its fiscal year ended October 31, 2002.

         Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee at December 31, 2002.

----------------------------------------------------------------------------------------------------------------------
                                                                                               AGGREGATE DOLLAR RANGE
                                                                                              OF EQUITY SECURITIES IN
                                                                                                   ALL REGISTERED
                                                                                               INVESTMENT COMPANIES
                                                                                              OVERSEEN BY TRUSTEE IN
                                                                                               FAMILY OF INVESTMENT
NAME OF TRUSTEE                 DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND                        COMPANIES
----------------------------------------------------------------------------------------------------------------------
Stuart Bilton            Over $100,000: ABN AMRO Bond Fund                                        Over $100,000
                         Over $100,000: ABN AMRO Investor Money Market Fund
                         Over $100,000: ABN AMRO Institutional Prime Money Market Fund
                         Over $100,000: ABN AMRO Municipal Bond Fund
                         Over $100,000: ABN AMRO Growth Fund
                         Over $100,000: ABN AMRO Balanced Fund
                         Over $100,000: Montag & Caldwell Growth Fund
                         Over $100,000: ABN AMRO/TAMRO Small Cap Fund
                         Over $100,000: ABN AMRO/Veredus Aggressive Growth Fund
----------------------------------------------------------------------------------------------------------------------
Leonard F. Amari         Over $100,000: ABN AMRO Bond Fund                                        Over $100,000
                         Over $100,000: ABN AMRO Growth Fund
----------------------------------------------------------------------------------------------------------------------
Robert Feitler           Over $100,000: ABN AMRO Tax-Exempt Money Market Fund                     Over $100,000
                         Over $100,000: ABN AMRO Institutional Prime Money Market Fund
----------------------------------------------------------------------------------------------------------------------
Robert Kushner           $10,001-$50,000: Montag & Caldwell Growth Fund                           Over $100,000
                         $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund
                         Over $100,000: ABN AMRO Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------------
Gregory T. Mutz          None                                                                     None
----------------------------------------------------------------------------------------------------------------------
Robert Scherer           $1-$10,000: Montag & Caldwell Growth Fund                                Over $100,000
                         $1-$10,000: ABN AMRO Growth Fund
                         $1-$10,000: ABN AMRO/TAMRO Small Cap Fund
                         $50,001-$100,000: ABN AMRO Investor Money Market Fund
                         Over $100,000: ABN AMRO Institutional Prime Money Market Fund
----------------------------------------------------------------------------------------------------------------------
Nathan Shapiro           None                                                                     None
----------------------------------------------------------------------------------------------------------------------
Denis Springer           $10,001-$50,000: Montag & Caldwell Growth Fund                           $50,001 - $100,000
                         $50,001-$100,000: ABN AMRO/Veredus Aggressive Growth Fund
----------------------------------------------------------------------------------------------------------------------
James Wynsma             $10,001-$50,000: Montag & Caldwell Growth Fund                           Over $100,000
                         $10,001-$50,000: Growth Fund
                         $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund
----------------------------------------------------------------------------------------------------------------------

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS.

         The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The Independent Trustees determined that the terms of the investment advisory and sub-advisory agreements are fair and reasonable and approved the investment advisory agreements as being in the best interests of the Funds. The Independent Trustees believe that the current investment advisory and sub-advisory agreements enable the Funds to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Independent Trustees met independently from the "interested" Trustees of the Trust and any officers of the Investment Advisers or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Trust.

         In evaluating the investment advisory and sub-advisory agreements for such Fund's initial approval or annual continuance, as applicable, the Independent Trustees reviewed materials furnished by the Investment Advisers and Sub-Advisers, including information regarding the Investment Adviser or Sub-Adviser, its affiliates and personnel, its operations and financial condition. The Independent Trustees discussed with each the operations of the Trust and the capabilities of the Investment Advisers and Sub-Advisers to provide advisory and other services to the Trust. Among other information, the Independent Trustees reviewed information regarding:

                  -        the investment performance of each Fund;

                  - the fees charged by the Investment Advisers and Sub-Advisers for investment advisory services, as well as other compensation received by the Investment Advisers and Sub-Advisers;

                  -        the projected total operating expenses of each Fund;

                  - the investment performance, fees and total expenses of investment companies and/or other funds with similar objectives and strategies managed by the Investment Adviser, Sub-Adviser or other investment advisers;

                  - the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by the Investment Advisers and Sub-Advisers; and

                  - the profitability to the Investment Advisers and Sub-Advisers of managing each Fund.

         The Independent Trustees specifically considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Investment Advisers and Sub-Advisers, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios, including any waivers, of each Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies;
(3) given the small size of the Funds and/or the current expense ratio and effective rate of the advisory fee, adjustments to advisory fees were not appropriate, (4) the relative performance of the Funds since commencement of operations to comparable investment companies and unmanaged indices; (5) potential benefits to an Investment Adviser, a Fund and its shareholders of receiving research services from broker-dealer firms in connection with the allocation of portfolio securities to such firms and (6) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory and sub-advisory agreements.


         BOARD'S APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR ABN AMRO GLOBAL EMERGING MARKETS FUND AND ABN AMRO HIGH YIELD BOND FUND. In conjunction with the establishment of ABN AMRO Global Emerging Markets Fund, at its meeting on March 21, 2002, and ABN AMRO High Yield Bond Fund, at its meeting on February 17, 2003, the Board approved an investment advisory agreement for the Funds. The Board determined that the terms of the investment advisory agreement are fair and reasonable and are in the Funds' best interests.

         In evaluating the proposed investment advisory agreements, the Board reviewed materials furnished by the Fund's Investment Adviser, including information regarding the Investment Adviser, its affiliates and personnel, operations and financial condition. The Board discussed with representatives of the Investment Adviser the Fund's anticipated operations and the Investment Adviser's ability to provide advisory and other services to the Fund. For ABN AMRO Global Emerging Markets Fund, the Board reviewed performance information of another ABN AMRO fund with a substantially similar investment objective, policies and strategies as the Fund and managed by the same portfolio manager as the Fund. For each Fund, the Board reviewed, among other things: (1) the investment performance of other funds advised by the Investment Adviser with similar investment strategies; (2) the proposed fees to be charged by the Investment Adviser for investment management services, taking into account a contractual fee waiver by the Investment Adviser; (3) the Fund's projected total operating expenses; (4) the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and (5) the experience of the investment advisory and other personnel who would be providing services to the Fund.

         The Board considered the following as relevant to its recommendations:
(1) the favorable history, reputation, qualification and background of the Investment Adviser, as well as the qualifications of their personnel; (2) that the advisory fee and projected expense ratios of the Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of other funds managed by the Investment Adviser with similar objectives compared to the results of other comparable investment companies and unmanaged indices; (4) potential benefits to the Investment Adviser, the Fund and its shareholders of receiving research services, if any, from broker-dealer firms in connection with the allocation of portfolio securities to such firms; (5) potential benefits to the Investment Adviser from its relationship to the Fund, including revenues derived from services provided to the Fund by affiliates of the Investment Adviser; and (6) other factors that the Board deemed relevant.


         REMUNERATION. The Trustees of the Trust, including Messrs. Wynsma and Mutz, who are not affiliated with the Investment Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2003, the Trustees receive $5,000 for each Board Meeting attended and an annual retainer of $5,000. The Trustees also receive $500 per telephonic meeting and $100 per telephonic committee meeting. The Chairman of the Audit Committee receives an additional $5,000 per year. No officer or employee of the Investment Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees during the fiscal year ended October 31, 2002.

                                                       PENSION OR
                                   AGGREGATE           RETIREMENT            ESTIMATED              TOTAL
                                 COMPENSATION        BENEFITS ACCRUED         ANNUAL            COMPENSATION
                                 RECEIVED FROM       (AS PART OF FUND      BENEFITS UPON       FROM TRUST AND
    TRUSTEE                        THE TRUST             EXPENSES)           RETIREMENT         FUND COMPLEX
------------------               -------------       ----------------      -------------       --------------
Leonard F. Amari                    $28,750                 N/A                  N/A               $28,750
Robert A.  Kushner                   28,750                 N/A                  N/A                28,750
Gregory T. Mutz                      28,750                 N/A                  N/A                28,750
Robert B.  Scherer                   28,950                 N/A                  N/A                28,950
Nathan Shapiro                       28,750                 N/A                  N/A                28,750
Denis Springer                       28,750                 N/A                  N/A                28,750
Robert Feitler                       28,750                 N/A                  N/A                28,750
James Wynsma                         28,750                 N/A                  N/A                28,750


         As of ___________, 2003, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of each Fund, [except for _________, who owned ____% of [Fund]].

CODE OF ETHICS

         The Trust, its Investment Advisers, Sub-Advisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         Listed below are the names and addresses of those shareholders who, as of __________, 2003, owned of record or beneficially 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.
[TO BE UPDATED]


                                                ABN AMRO GROWTH FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Stetson & Co.                                                         Class N                       13.87%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60601

Wells Fargo Bank Minnesota NA Cust.                                   Class N                       12.41%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN 55480

Charles Schwab & Co., Inc.                                            Class N                       14.44%
Special Custody Acct. for Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

LaSalle Bank NA                                                       Class I                       72.89%
Omnibus 66
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                                         Class I                        8.67%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60601

ABN AMRO Asset Management Holdings, Inc.                              Class C                      100.00%
161 North Clark Street
Chicago, IL 60601

ABN AMRO Asset Management Holdings, Inc.                              Class R                      100.00%
161 North Clark Street
Chicago, IL 60601

                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Charles Schwab & Co., Inc.                                            Class N                       22.45%
Special Custody Acct. for Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

Salomon Smith Barney Inc.                                             Class N                        5.52%
00109801250
388 West 34th St., 3rd Floor
New York, NY 10001

ABN AMRO Asset Management Holdings, Inc.                              Class R                      100.00%
161 North Clark Street
Chicago, IL 60601

                          MONTAG & CALDWELL GROWTH FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Carn & Co. 02220601                                                   Class I                        5.17%
ABN AMRO Group PS & Savings Plan
Attn: Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

WTC                                                                   Class I                        5.22%
FBO Price Waterhouse Coopers, LLP
Emp + Partners Svgs
A/C #500850
P.O. Box 8971
Wilmington, DE 19899-8971

Charles Schwab & Co., Inc.                                            Class I                        5.22%
Special Custody Acct. for Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

                       ABN AMRO/TAMRO LARGE CAP VALUE FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Saxon & Co.                                                           Class N                       42.16%
FBO 20-10-002-3003679
P.O. Box 7780-1888
Philadelphia, PA 19182

Stetson & Co.                                                         Class N                        6.21%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60601

                               ABN AMRO VALUE FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle National Bank as Trustee                                      Class N                       71.82%
Omnibus Account 00078H844
P.O. Box 1443
Chicago, IL 60690-1443

Carn & Co. 02220601                                                   Class N                       26.89%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

                              ABN AMRO MID CAP FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Stetson & Co.                                                         Class N                       13.15%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60601

Swebak & Co.                                                          Class N                       14.26%
c/o Amcore Investment Group NA
Attn:  Mutual Funds Processing
P.O. Box 4599
Rockford, IL 61110-4599

Charles Schwab & Co., Inc.                                            Class N                       14.18%
Special Custody Acct. for Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

National Investor Services Corp.                                      Class N                        6.47%
For the Exclusive Benefit of our Customers
55 Water St., 32nd Fl.
New York, NY 10441-3299

                          ABN AMRO/TAMRO SMALL CAP FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Miter & Co.                                                           Class N                       26.43%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

LaSalle Bank NA                                                       Class N                       26.95%
Omnibus 66
P.O. Box 1443
Chicago, IL 60690-1443

                         ABN AMRO SELECT SMALL CAP FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle Bank NA, as Trustee                                           Class N                       96.24%
P.O. Box 1443
Chicago, IL 60690-1443

                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Charles Schwab & Co., Inc.                                            Class N                       25.53%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

Stetson & Co.                                                         Class N                        6.15%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60601

Investors Bank & Trust Co.                                            Class N                        7.57%
Trustee FBO Various Retirement Plans
Attn: David Stavola, MO 2-41
4 Manhattanville Rd.
Purchase, NY 10577

Wells Fargo Bank Minnesota NA Cust.                                   Class N                        5.22%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN 55480

Carn & Co. 02220601                                                   Class I                       20.87%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

LaSalle Bank NA                                                       Class I                       19.78%
Omnibus 66
P.O. Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co., Inc.                                            Class I                       22.62%
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

Wilbranch Co. Partnership                                             Class I                        7.02%
223 W. Nash St. 3W Floor
Wilson, NC 27893

                            ABN AMRO EQUITY PLUS FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle Bank NA, Trustee                                              Class I                       90.77%
P.O. Box 1443
Chicago, IL 60640-1443

National Financial Services LLC                                       Class I                        5.26%
200 Liberty Street
World Financial Center
New York, NY 10281

                       ABN AMRO/VEREDUS SELECT GROWTH FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
ABN AMRO Asset Mgt Holdings, Inc.                                     Class N                       34.08%
Attn:  Seymour Newman Mailstop 09TF
161 N. Clark St.
Chicago, IL 60601

ABN AMRO Trust Serv. Co. Cust.                                        Class N                       23.13%
FBO John W. O'Neal SEP IRA
21 Riding Ridge Rd.
Prospect, KY 40059-9460

Wilbranch Co.                                                         Class N                       33.40%
P.O. Box 2887
Wilson, NC 27894-2887

                            ABN AMRO REAL ESTATE FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle Bank NA                                                       Class N                       54.09%
Omnibus Account 00078H620
P.O. Box 1443
Chicago, IL 60690-1443

Carn & Co. 02220601                                                   Class N                       31.42%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

Putnam Fiduciary Trust Co. Trustee                                    Class N                        8.09%
FBO ABN AMRO Securities LLC
Savings Plan
Attn:  DC Plan Admin. Team MS N3G650789
Investors Way
Norwood, MA 02062

                          ABN AMRO/VEREDUS SCITECH FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Charles Schwab & Co., Inc.                                            Class N                       22.50%
Special Custody Account for Exclusive
  Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

ABN AMRO Trust Services Co. Trustee                                   Class N                       12.11%
Atlas Lift Trucks Rentals
161 N. Clark St. 10th Floor
Chicago, IL 60601
ABN AMRO Trust Services Co. Trustee                                   Class N                        9.79%
Aradiant Corp. 401(k)
A/C 992967505
161 N. Clark St. 10th Floor
Chicago, IL 60601

                             ABN AMRO BALANCED FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Stetson & Co.                                                         Class N                       26.53%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60601

Wells Fargo Bank Minnesota NA Cust.                                   Class N                       16.40%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN 55480

Carn & Co. 02220601                                                   Class N                       14.74%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

State Street Bank and Trust Cust./Trustee                             Class N                        6.02%
For Various Retirement Plans
801 Pennsylvania
Kansas City, MO 64105

                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Stetson & Co.                                                         Class N                        6.85%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60601

                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Charles Schwab & Co., Inc.                                            Class N                        6.57%
Special Custody Acct. for Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

                         MONTAG & CALDWELL BALANCED FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Wells Fargo Bank Minnesota NA Cust.                                   Class I                       27.98%
FBO Pacificare Health Systems
401(k) Plan A/C #4300103020
510 Marquette Ave. South
Minneapolis, MN 55479

Wilmington Trust Co. Cust.                                            Class I                       20.04%
FBO Price Waterhouse Coopers, LLP
Empl - Partners Svgs A.C. #50084-7
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE 19899-8971

Stetson & Co.                                                         Class I                       14.78%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60603

Wilmington Trust Co. Cust.                                            Class I                        9.96%
FBO Price Waterhouse Coopers, LLP
Emp. Ret. Ben. Accum. A.C. #50078-7
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE 19899-8971

Branch Banking & Trust Co. Cust.                                      Class I                        9.02%
SE Regional-Montag & Caldwell
P.O. Box 2887
Wilson, NC 27894-2887

American Express Trust Company                                        Class I                        7.63%
FBO American Ex. Tr. Ret. Services Plans
U/A DTD 1/1/98
Attn:  Chris Hunt N10/996
P.O. Box 534
Minneapolis, MN 55440-0534

                       ABN AMRO INTERNATIONAL EQUITY FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle National Bank as Trustee                                      Class N                       71.43%
Omnibus Account 00078H778
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                                         Class N                       11.62%
c/o The Chicago Trust Co.
171 N. Clark St. 10 RTR
Chicago, IL 60601

                               ABN AMRO BOND FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Stetson & Co.                                                         Class N                       16.43%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60601

LaSalle National Bank as Trustee                                      Class N                       15.78%
Omnibus A/C 00078H109
P.O. Box 1443
Chicago, IL 60690-1443

Miter & Co.                                                           Class N                        8.76%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Charles Schwab & Co., Inc.                                            Class N                        5.50%
Special Custody Acct. for Exclusive of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

The Chicago Trust Co. of California                                   Class N                        6.18%
Omnibus Cash Sweep Account
P.O. Box 121589
San Diego, CA 92112-1589

LaSalle National Bank as Trustee                                      Class I                       77.31%
Omnibus Account 00078H109
P.O. Box 1443
Chicago, IL 60690-1443

Carn & Co. 02220601                                                   Class I                       10.61%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96011
Washington, DC 20090-6211

                               ABN AMRO BOND FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Stetson & Co.                                                         Class I                        5.24%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL 60603

                       ABN AMRO INVESTMENT GRADE BOND FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle National Bank NA, Trustee                                     Class I                       88.72%
P.O. Box 1443
Chicago, IL 60690-1443

Fox and Co.                                                           Class I                        5.54%
A Partnership
P.O. Box 976
New York, NY 10268

                          ABN AMRO MUNICIPAL BOND FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle National Bank as Trustee                                      Class N                       50.14%
Omnibus A/C 00078H505
P.O. Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co., Inc.                                            Class N                        6.28%
Special Custody Acct. for Exclusive of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

Davis & Company                                                       Class N                       19.86%
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                       ABN AMRO INVESTOR MONEY MARKET FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
Davis & Company                                                       Class N                       86.98%
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                      ABN AMRO GOVERNMENT MONEY MARKET FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
National Financial Services                                           Class S                       96.41%
For the Exclusive Benefit of our Customers
Attn: Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY 10281

LaSalle National Trust NA                                             Class I                       94.46%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                                         Class I                        5.51%
c/o The Chicago Trust Co.
171 N Clark Street 10
Chicago, IL 60601

                           ABN AMRO MONEY MARKET FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
National Financial Services                                           Class S                       90.31%
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY 10281

ABN AMRO Securities LLC                                               Class S                        8.73%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY 10022

National Financial Services                                           Class I                       88.67%
For the Exclusive Benefit of our Customers
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY 10281

Susan A Harnish                                                       Class I                        5.56%
13658 Beloit Road
Caledonia, IL 61011-9735

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
National Financial Services                                           Class S                       77.46%
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY 10281

ABN AMRO Securities LLC                                               Class S                       19.98%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY 10022

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle National Trust NA                                             Class I                       99.98%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

                       ABN AMRO TREASURY MONEY MARKET FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
ABN AMRO Securities LLC                                               Class S                       69.37%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY 10022

National Financial Services                                           Class S                       30.12%
For the Exclusive Benefit of our Customers
Attn:  Mutual Funds Department, 5th Fl.
200 Liberty Street
1 World Financial Center
New York, NY 10281

LaSalle National Bank                                                 Class I                       98.64%
Attn:  Mutual Funds Operations
Omnibus Account
P.O. Box 1443
Chicago, IL 60690-1443

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

               SHAREHOLDER NAME AND ADDRESS                            CLASS                PERCENTAGE OWNED (%)
--------------------------------------------------------              -------               --------------------
LaSalle National Trust NA                                             Class Y                       71.45%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Trust NA                                            Class YS                       64.86%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS


         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services for the Fund's most recent fiscal year are described in the Prospectus.


         On May 11, 2001, Chicago Capital Management, Inc. ("CCM") replaced Chicago Trust as Investment Adviser to ABN AMRO Growth Fund, ABN AMRO Mid Cap Fund, ABN AMRO Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund and ABN AMRO Investor Money

Market Fund. CCM is also the Investment Adviser for ABN AMRO Investment Grade Bond Fund. CCM is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601.


         CCM has entered into Expense Limitation Agreements with the Trust for ABN AMRO Mid Cap Fund - Class N, ABN AMRO Investment Grade Bond Fund - Class I and Class N, ABN AMRO Bond Fund - Class N and ABN AMRO Bond Fund - Class I, through February 29, 2004 (June 30, 2004 for Class N shares of ABN AMRO Investment Grade Bond Fund), whereby it has agreed to reimburse the class of the Fund to the extent necessary to maintain total annual operating expenses at 1.40%, 0.64%, 0.89%, 0.74% and 0.49% of net assets, respectively.. CCM may from time to time voluntarily waive a portion of its advisory fees with respect to ABN AMRO Municipal Bond Fund and/or reimburse a portion of the Fund's expenses.


         Montag & Caldwell, Inc. ("Montag & Caldwell") is the Investment Adviser for ABN AMRO/Montag & Caldwell Growth Fund and ABN AMRO/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3455 Peachtree Street NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell may from time to time voluntarily waive a portion of its advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

         Veredus Asset Management LLC ("Veredus") is the Investment Adviser for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, KY 40205. Veredus has entered into an Expense Limitation Agreement with the Trust through February 29, 2004, whereby it has agreed to reimburse ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund to the extent necessary to maintain total annual operating expenses at 1.49% for Class N shares (1.24% for Class I), 1.30 % and 1.60% of net assets, respectively.

         TAMRO Capital Partners LLC ("TAMRO") is the Investment Adviser for ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO has entered into an Expense Limitation Agreement with the Trust through February 29, 2004 whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.20% and 1.30% of net assets, respectively.


         ABN AMRO Asset Management (USA) LLC, 161 North Clark Street, Chicago, Illinois 60601, is the Investment Adviser to ABN AMRO High Yield Bond Fund, ABN AMRO Value Fund, ABN AMRO Real Estate Fund, ABN AMRO International Equity Fund, ABN AMRO Government Money Market Fund, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund, and ABN AMRO Global Emerging Markets Fund. ABN AMRO Asset Management (USA) LLC is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc. The Administrator and ABN AMRO Asset Management (USA) LLC are affiliated and under the common control of ABN AMRO Holding N.V.

         ABN AMRO Asset Management (USA) LLC has entered into an Expense Limitation Agreement with the Trust, through February 29, 2004 (June 30, 2004 for ABN AMRO High Yield Bond Fund), for the following Funds:

                 FUND                               CLASS I      CLASS S      CLASS N      CLASS Y      CLASS YS
-----------------------------------------------     -------      -------      -------      -------      --------
ABN AMRO Value Fund............................        --           --         0.94%         --            --
ABN AMRO Real Estate Fund......................        --           --         1.37%         --            --
ABN AMRO International Equity Fund.............        --           --         1.41%         --            --
ABN AMRO Global Emerging Markets Fund..........      1.45%          --         1.95%         --            --
ABN AMRO Treasury Money Market Fund............      0.36%        0.61%          --          --            --
ABN AMRO Government Money Market Fund..........      0.31%        0.63%          --          --            --
ABN AMRO Money Market Fund.....................      0.37%        0.73%          --          --            --
ABN AMRO Tax-Exempt Money Market Fund..........      0.33%        0.58%          --          --            --
ABN AMRO  Institutional  Prime  Money  Market
   Fund........................................        --           --           --        0.20%*        0.45%*
ABN AMRO High Yield Bond Fund..................      0.55%          --         0.80%         --            --

--------------------
* In effect until September 30, 2003.

         Effective at the close of the reorganization (which occurred on June 15, 2002) and pursuant to an Agreement and Plan of Reorganization dated June 7, 2002, ABN AMRO Asset Management (USA) LLC with respect to ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund, and Chicago Capital Management, Inc. with respect to ABN AMRO Investment Grade Bond Fund, limited expenses equal to the total net operating expenses of the acquired fund immediately before the reorganization as shown for four calendar quarters following the reorganization as follows:

                 FUND                             CLASS I                       CLASS N
--------------------------------------            -------                       -------
ABN AMRO Select Small Cap Fund........               --                          1.03%
ABN AMRO Equity Plus Fund.............             0.51%                           --
ABN AMRO Investment Grade Bond Fund...             0.64%*                          --

-------------

* Extended through [June 30, 2004].

         Pursuant to an investment advisory agreement between each Fund and its Investment Adviser, currently each Fund pays its Investment Adviser a fee, payable monthly, at the annual rate shown below:


                                                             GROSS ADVISORY FEE
                      FUND                         (AS A % OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------
ABN AMRO Growth                                                    0.70%
-------------------------------------------------------------------------------------------
ABN AMRO/Montag & Caldwell Growth                                  0.67%*
-------------------------------------------------------------------------------------------
ABN AMRO/Veredus Select Growth                                     0.80%
-------------------------------------------------------------------------------------------
ABN AMRO/TAMRO Large Cap Value                                     0.80%
-------------------------------------------------------------------------------------------
ABN AMRO Value                                                     0.80%
-------------------------------------------------------------------------------------------
ABN AMRO Mid Cap                                                   0.80%
-------------------------------------------------------------------------------------------
ABN AMRO/TAMRO Small Cap                                           0.90%
-------------------------------------------------------------------------------------------
ABN AMRO/Veredus Aggressive Growth                                 1.00%
-------------------------------------------------------------------------------------------
ABN AMRO/Real Estate                                               1.00%
-------------------------------------------------------------------------------------------
ABN AMRO/Veredus SciTech                                           1.00%
-------------------------------------------------------------------------------------------
ABN AMRO Balanced                                                  0.70%
-------------------------------------------------------------------------------------------
ABN AMRO/Montag & Caldwell Balanced                                0.75%
-------------------------------------------------------------------------------------------
ABN AMRO International Equity                                      1.00%
-------------------------------------------------------------------------------------------
ABN AMRO Bond                                                      0.55%
-------------------------------------------------------------------------------------------
ABN AMRO Municipal Bond                                            0.60%
-------------------------------------------------------------------------------------------
ABN AMRO Investor Money Market                                     0.40%
-------------------------------------------------------------------------------------------
ABN AMRO Government Money Market                                   0.20%
-------------------------------------------------------------------------------------------
ABN AMRO Institutional Prime Money Market                          0.10%
-------------------------------------------------------------------------------------------
ABN AMRO Money Market                                              0.35%
-------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market                                   0.35%
-------------------------------------------------------------------------------------------
ABN AMRO Treasury Money Market                                     0.35%
-------------------------------------------------------------------------------------------
ABN AMRO Investment Grade Bond                                     0.70%
-------------------------------------------------------------------------------------------
ABN AMRO Select Small Cap                                          0.50%
-------------------------------------------------------------------------------------------
ABN AMRO Equity Plus                                               0.40%
-------------------------------------------------------------------------------------------
ABN AMRO Global Emerging Markets                                   1.25%
-------------------------------------------------------------------------------------------
ABN AMRO High Yield Bond                                           0.45%
-------------------------------------------------------------------------------------------


--------------------
* For the services to be rendered by the Investment Adviser, the Fund shall pay to the Investment Adviser within five business days after the end of each calendar month a monthly fee of one-twelfth of 0.80% for the first $800 million and 0.60% over $800 million of the Fund's average daily net assets for that month.

         The investment advisory fees earned and waived by the Investment Advisers for each Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.

FISCAL YEAR ENDED OCTOBER 31, 2002

                                                   GROSS ADVISORY        WAIVED FEES AND
                                                   FEES EARNED BY          REIMBURSED          NET ADVISORY FEES
                  FUND*                               ADVISERS              EXPENSES           AFTER FEE WAIVERS
--------------------------------------------       --------------        ---------------       -----------------
ABN AMRO Growth Fund........................        $ 4,666,534              $     --            $ 4,666,534
ABN AMRO/Montag & Caldwell Growth Fund......         14,490,109                    --             14,490,109
ABN AMRO/TAMRO Large Cap Value Fund.........             75,354                55,406                 19,948
ABN AMRO Value Fund.........................            933,732               273,280                660,452
ABN AMRO Mid Cap Fund.......................            561,835                53,356                508,479
ABN AMRO/TAMRO Small Cap Fund...............            265,226                64,965                200,261
ABN AMRO/Veredus Aggressive Growth Fund.....          4,051,747               318,442              3,733,305
ABN AMRO/Montag & Caldwell Balanced Fund....          1,990,824                    --              1,990,824
ABN AMRO Balanced Fund......................          2,320,072                    --              2,320,072
ABN AMRO International Equity Fund..........            357,269                94,471                262,798
ABN AMRO Real Estate Fund...................            179,518                55,925                123,593
ABN AMRO/Veredus SciTech Fund...............             29,370                64,640                (35,270)
ABN AMRO Bond Fund..........................          2,497,406               825,310              1,672,096
ABN AMRO Municipal Bond Fund................            303,227               154,478                148,749
ABN AMRO Investor Money Market Fund.........          1,414,487                    --              1,414,487
ABN AMRO Money Market Fund..................            569,815               203,279                366,536
ABN AMRO Government Money Market Fund.......          1,050,289                    --              1,050,289
ABN AMRO Treasury Money Market Fund.........          1,116,630               329,854                786,776
ABN AMRO Tax-Exempt Money Market Fund.......          1,538,231               540,479                997,752
ABN AMRO Institutional Prime Money Market
  Fund......................................          1,973,438                    --              1,973,438
ABN AMRO/Veredus Select Growth Fund**.......             15,673                42,121                (26,448)
ABN AMRO Equity Plus Fund***................            291,248                93,359                197,889
ABN AMRO Select Small Cap Fund***...........             82,587                 1,691                 80,896
ABN AMRO Investment Grade Bond Fund***......            227,678               132,795                 94,883

---------------------------------------


* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund's Class N shares, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**  ABN AMRO/Veredus Select Growth Fund commenced operations on December 31,
    2001.

*** Reflects fees paid for the six-month period ended October 31, 2002.

FISCAL YEAR ENDED OCTOBER 31, 2001

                                                   GROSS ADVISORY        WAIVED FEES AND
                                                   FEES EARNED BY           REIMBURSED         NET ADVISORY FEES
                     FUND                             ADVISERS              EXPENSES           AFTER FEE WAIVERS
--------------------------------------------       --------------        ---------------       -----------------
ABN AMRO Growth Fund........................        $ 3,899,474              $     --            $ 3,899,474
ABN AMRO/Montag & Caldwell Growth Fund......         14,870,628                    --             14,870,628
ABN AMRO/TAMRO Large Cap Value Fund.........             23,249                63,184                (39,935)
ABN AMRO Value Fund*........................            910,487                13,882                896,605
ABN AMRO Mid Cap Fund.......................            277,578                41,612                235,966
ABN AMRO/TAMRO Small Cap Fund...............             13,384                61,811                (48,427)
ABN AMRO/Veredus Aggressive Growth Fund.....          2,393,687               106,965              2,286,722
ABN AMRO/Montag & Caldwell Balanced Fund....          2,412,608                    --              2,412,608
ABN AMRO Balanced Fund......................          2,125,058                    --              2,125,058
ABN AMRO International Equity Fund*.........            884,389                 7,574                876,815
ABN AMRO Real Estate Fund*..................            149,343                45,865                103,478
ABN AMRO/Veredus SciTech Fund...............             25,456                60,594                (35,138)
ABN AMRO Bond Fund..........................          1,253,858               466,964                786,894
ABN AMRO Municipal Bond Fund................            152,358               210,315                (57,957)
ABN AMRO Investor Money Market Fund.........          1,662,270                    --              1,662,270
ABN AMRO Money Market Fund*.................            549,407               230,524                318,883
ABN AMRO Government Money Market Fund*......          1,117,664                 5,498              1,112,166
ABN AMRO Treasury Money Market Fund*........            725,008               301,049                423,959
ABN AMRO Tax-Exempt Money Market Fund*......          1,377,708               577,243                800,465
ABN AMRO Institutional Prime Money Market
  Fund*.....................................          1,619,732                    --              1,619,732

---------------------------------------
* Fees for the former ABN AMRO Funds are for the 10 months ended October
  31, 2001.

FISCAL YEAR ENDED OCTOBER 31, 2000


                                                    GROSS ADVISORY FEES     WAIVED FEES AND    NET ADVISORY FEES
                      FUND                           EARNED BY ADVISERS   REIMBURSED EXPENSES  AFTER FEE WAIVERS
--------------------------------------------        -------------------   -------------------  -----------------
ABN AMRO/Montag & Caldwell Growth Fund.......           $20,110,532            $     --           $20,110,532
ABN AMRO Growth Fund.........................             3,822,871                  --             3,822,871
ABN AMRO Mid Cap Fund........................               175,902              39,493               136,409
ABN AMRO/Veredus Aggressive Growth Fund......             1,478,512              91,005             1,387,507
ABN AMRO/Veredus SciTech Fund*...............                 8,668              40,452               (31,784)
ABN AMRO/Montag & Caldwell Balanced Fund.....             2,441,000                  --             2,441,000
ABN AMRO Balanced Fund.......................             2,139,983                  --             2,139,983
ABN AMRO Bond Fund...........................               773,197             267,750               505,447
ABN AMRO Municipal Bond Fund.................               100,946             179,242               (78,296)
ABN AMRO Investor Money Market Fund..........             1,573,389                  --             1,573,389

---------------------------------------
* ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

         For the fiscal year ended December 31, 2000, the Funds set forth below paid the following advisory fees:

                                                   NET FEES PAID   FEES WAIVED
                                                   -------------   -----------
                      FUND                             2000           2000
---------------------------------------------      -------------   -----------
ABN AMRO Money Market Fund...................       $1,522,042      $1,141,531
ABN AMRO Government Money Market Fund........        1,194,973              --
ABN AMRO Treasury Money Market Fund..........        1,346,183         403,855
ABN AMRO Tax-Exempt Money Market Fund........          977,206         732,904
ABN AMRO Value Fund..........................        1,114,717              --
ABN AMRO International Equity Fund...........        2,032,331              --
ABN AMRO Real Estate Fund....................          100,481          43,064
ABN AMRO Institutional Prime Money Market
  Fund.......................................          812,251              --

         For the fiscal years April 30, 2000, April 30, 2001 and April 30, 2002, the Funds set forth below paid the following advisory fees:

                                                         NET FEES PAID                      FEES WAIVED
                                                -------------------------------    -------------------------------
                    FUND*                         2000       2001        2002       2000        2001        2002
------------------------------------------      --------   --------    --------    -------    --------    --------
ABN AMRO Select Small Cap Fund............      $169,653   $197,788    $192,126    $     --    $  3,051    $  4,835
ABN AMRO Equity Plus Fund.................       945,373    957,999     652,988     315,124     319,332     281,760
ABN AMRO Investment Grade Bond Fund              334,752    284,223     261,972     401,702     426,354     392,958

* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust Class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund. Advisory fees paid by Independence One Mutual Funds for fiscal years April 30, 2000, 2001 and 2002 were paid to Independence One Capital Management Corporation.

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees, (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the Trust's Custodians, Administrator, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings,

(12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.

         Prior to February 1, 2001, Alleghany Corporation was the parent company of Alleghany Asset Management, Inc., which was the parent company of the Investment Advisers. On October 18, 2000 ABN AMRO Bank N.V. and Alleghany Corporation announced that ABN AMRO had agreed to acquire Alleghany Asset Management, Inc., the parent company to the Investment Advisers. The transaction closed on February 1, 2001. The transaction constituted an assignment of the Funds' investment advisory agreements and sub-investment advisory agreements, which were approved by the Board of Trustees on November 21, 2000. The shareholders of the Trust approved the advisory and sub-advisory agreement at a meeting of shareholders held on January 17, 2001.

THE SUB-ADVISERS

         Talon Asset Management, Inc. ("Talon") provides sub-investment advisory services for ABN AMRO Mid Cap Fund pursuant to a Sub-Advisory Agreement. Talon is located at One North Franklin, Chicago, IL 60601. For the services it provides, Talon receives a fee from Chicago Capital Management as described herein. Effective February 17, 2003, for months in which the Fund's average daily net assets are $18 million or less, the Sub-Adviser shall not receive a fee. For all other months, the Investment Adviser will pay the Sub-Adviser a fee equal to 68.75% of the management fee that the Investment Adviser receives, net of any expense reimbursement, on all assets held in the Fund other than those assets with record-keeping services being performed by ABN AMRO Trust Services. The Investment Adviser will pay the Sub-Adviser a fee equal to the management fee, net of any expense reimbursement, less 0.39% annually of the Fund's average net assets on which record-keeping services are performed by ABN AMRO Trust Services. Prior to February 17, 2003, Talon received a fee from the Investment Adviser equal to 68.75% of the advisory fee of 0.80% on average daily net assets greater than $18 million and no fee on average daily net assets less than $18 million. For the past three fiscal years, Talon received the following fees:

YEAR ENDED 10/31          FEE RECEIVED
----------------          ------------
     2000                  $  87,936
     2001                    162,227
     2002                    349,580

         ABN AMRO Asset Management (USA) LLC ("AAAM"), on behalf of the Trust, has entered into sub-advisory agreements with MFS Institutional Advisors, Inc. ("MFS") on behalf of ABN AMRO Value Fund, and thinkorswim Advisors, Inc. ("thinkorswim"), formerly Sosnoff Sheridan Weiser Corporation, on behalf of ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund. MFS is a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116. MFS is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H 1J9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.

         thinkorswim is located at 3304 N. Lincoln Ave., Chicago, Illinois 60657. thinkorswim is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary.

         Under each Sub-Advisory Agreement, the Sub-Adviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Investment Adviser. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Adviser may, in its discretion and from time to time, waive a portion of its fee.

         For services provided and expenses incurred pursuant to its Sub-Advisory Agreement, MFS is entitled to receive a fee from the Investment Adviser equal to 0.40 of 1% per annum on the first $250 million of the Fund's average daily net assets; 0.35 of 1% per annum on the next $250 million of the Fund's average daily net assets; and 0.325 of 1% per annum on the Fund's average daily net assets over $500 million.

         For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, thinkorswim is entitled to receive an annual fee at the rate of 0.035% and 0.05% based on the average daily value of the net assets in ABN AMRO Equity Plus Fund and ABN AMRO Select Small Cap Fund, respectively.

         For the fiscal year ended December 31, 2000, ten months ended October 31, 2001, and fiscal year ended October 31, 2002, AAAM paid the following sub-advisory fees:

                                                    2000                     2001                    2002
                                            -------------------      -------------------       -------------------
                                            NET FEES      FEES       NET FEES      FEES        NET FEES     FEES
                   FUND                       PAID       WAIVED        PAID       WAIVED         PAID      WAIVED
--------------------------------------      --------     ------      --------     ------       --------    -------
ABN AMRO Value Fund...................      $537,689      $--        $439,982      $--         $465,109      $--

         For the fiscal years ended April 30, 2000, April 30, 2001 and April 30, 2002, the Investment Adviser paid the following sub-advisory fees:

                                                   2000                        2001                          2002**
                                          ---------------------       ----------------------       -------------------------
                                          NET FEES     NET FEES       NET FEES      NET FEES       NET FEES         NET FEES
              FUND*                         PAID        WAIVED          PAID         WAIVED          PAID            WAIVED
--------------------------------------    ---------    --------       --------      --------       --------         --------
ABN AMRO Select Small Cap Fund........    $  16,506      $--           $19,641         $--         $19,110            $--
ABN AMRO Equity Plus Fund.............      107,603       --            95,937          --          55,048             --

---------------------------------------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Pursuant to the reorganization, Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund and Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund.

** For the period May 1, 2002 through June 16, 2002, AAAM paid sub-advisory fees in the amount of $2,219 on behalf of ABN AMRO Select Small Cap Fund and $5,104 on behalf of ABN AMRO Equity Plus Fund.

THE ADMINISTRATOR

         As Administrator, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), formerly known as Alleghany Investment Services, 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. The Investment Advisers to each Fund may pay certain fees to service providers at their own expense.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodians and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodians to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

ADMINISTRATION FEES

PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
----------    ---------------------------------------------------
   0.06%                        Up to $2 billion
   0.05%      At least $2 billion but not more than $12.5 billion
  0.045%                       Over $12.5 billion

CUSTODY LIAISON FEES

  FEE                AVERAGE DAILY NET ASSETS (EACH FUND)
-------       ----------------------------------------------------
$10,000                        Up to $100 million
$15,000       At least $100 million but not more than $500 million
$20,000                       Over $500 million

         The following are the total fees paid to the Administrator by each Fund for the three most recent fiscal years:

                                                                ADMINISTRATIVE FEES
                           FUND*                                FYE OCTOBER 31, 2002
---------------------------------------------------------       --------------------
ABN AMRO Growth Fund.....................................          $     352,219
ABN AMRO/Montag & Caldwell Growth Fund...................              1,128,264
ABN AMRO/TAMRO Large Cap Value Fund......................                  7,749
ABN AMRO Value Fund......................................                 66,544
ABN AMRO Mid Cap Fund....................................                 38,582
ABN AMRO/TAMRO Small Cap Fund............................                 20,940
ABN AMRO/Veredus Aggressive Growth Fund..................                215,193
ABN AMRO/Montag & Caldwell Balanced Fund.................                145,157
ABN AMRO Balanced Fund...................................                188,150
ABN AMRO International Equity Fund.......................                 32,875
ABN AMRO Real Estate Fund................................                 11,046
ABN AMRO/Veredus SciTech Fund............................                  3,556
ABN AMRO Bond Fund.......................................                254,891
ABN AMRO Municipal Bond Fund.............................                 34,683
ABN AMRO/Investor Money Market Fund......................                186,537
ABN AMRO Money Market Fund...............................                 86,061
ABN AMRO Government Money Market Fund....................                276,266
ABN AMRO Treasury Money Market Fund......................                170,992
ABN AMRO Tax-Exempt Money Market Fund....................                232,551
ABN AMRO Institutional Prime Money Market Fund...........              1,042,683
ABN AMRO/Veredus Select Growth Fund**....................                  2,707
ABN AMRO Equity Plus Fund***.............................                 64,852
ABN AMRO Select Small Cap Fund***........................                 20,009
ABN AMRO Investment Grade Bond Fund***...................                 32,012

---------------------------


* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund's Class N shares, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**      ABN AMRO/Veredus Select Growth Fund commenced operations on December 31,
        2001.

***     Reflects fees paid for the six-month period ended October 31, 2002.


                                                             NET ADMINISTRATIVE FEES
                         FUND                                  FYE OCTOBER 31, 2001              WAIVERS
-------------------------------------------------------      ------------------------     ----------------------
ABN AMRO Growth Fund...................................            $   304,320                  $       --
ABN AMRO/Montag & Caldwell Growth Fund.................              1,202,373                          --
ABN AMRO/TAMRO Large Cap Value Fund*...................                  4,355                          --
ABN AMRO Value Fund**..................................                193,225                          --
ABN AMRO Mid Cap Fund..................................                 20,756                          --
ABN AMRO/TAMRO Small Cap Fund*.........................                  3,582                          --
ABN AMRO/Veredus Aggressive Growth Fund................                132,652                          --
ABN AMRO/Montag & Caldwell Balanced Fund...............                181,108                          --
ABN AMRO Balanced Fund.................................                183,993                          --
ABN AMRO International Equity Fund**...................                160,409                          --
ABN AMRO Real Estate Fund**............................                 38,519                          --
ABN AMRO/Veredus SciTech Fund..........................                  2,841                          --
ABN AMRO Bond Fund.....................................                149,576                          --
ABN AMRO Municipal Bond Fund...........................                 24,883                          --
ABN AMRO/Investor Money Market Fund....................                226,816                          --
ABN AMRO Money Market Fund**...........................                135,082                     112,415
ABN AMRO Government Money Market Fund**................                407,885                     396,845
ABN AMRO Treasury Money Market Fund**..................                168,314                     145,849
ABN AMRO Tax-Exempt Money Market Fund**................                296,555                     279,696
ABN AMRO Institutional Prime Money Market Fund**.......                813,845                          --

---------------------------
*   TAMRO Funds commenced operations on November 30, 2000.

**  Fees for former ABN AMRO Funds are for the 10 months ended October 31, 2001.

                                                                ADMINISTRATIVE FEES
                            FUND                                FYE OCTOBER 31, 2000
--------------------------------------------------------        --------------------
ABN AMRO/Montag & Caldwell Growth Fund...................          $   1,672,936
ABN AMRO Growth Fund.....................................                297,648
ABN AMRO Mid Cap Fund....................................                 13,738
ABN AMRO/TAMRO Large Cap Value Fund*.....................                    N/A
ABN AMRO/TAMRO Small Cap Fund*...........................                    N/A
ABN AMRO/Veredus Aggressive Growth Fund..................                 82,947
ABN AMRO/Veredus SciTech Fund**..........................                    860
ABN AMRO/Montag & Caldwell Balanced Fund.................                183,095
ABN AMRO Balanced Fund...................................                178,014
ABN AMRO Bond Fund.......................................                 85,456
ABN AMRO Municipal Bond Fund.............................                 15,895
ABN AMRO Investor Money Market Fund......................                213,556

---------------------------
*  TAMRO Funds commenced operations on November 30, 2000.

** ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

                                                             NET ADMINISTRATIVE FEES
                           FUND                              FYE DECEMBER 31, 2000               WAIVERS
--------------------------------------------------------    -------------------------      -----------------------
ABN AMRO Value Fund.....................................             $  253,521                 $        --
ABN AMRO International Equity Fund......................                352,751                          --
ABN AMRO Real Estate Fund...............................                 36,115                       2,076
ABN AMRO Treasury Money Market Fund.....................                226,187                     215,389
ABN AMRO Government Money Market Fund...................                456,427                     477,989
ABN AMRO Money Market Fund..............................                571,318                     608,817
ABN AMRO Tax-Exempt Money Market Fund...................                381,145                     390,884
ABN AMRO Institutional Prime Money Market Fund..........                405,980                         925

                                                                              ADMINISTRATIVE FEES
                                                               ----------------------------------------------------
                                                                     FYE               FYE                 FYE
                            FUND                               APRIL 30, 2000    APRIL 30, 2001      APRIL 30, 2002
----------------------------------------------------------     --------------    --------------      --------------
ABN AMRO Select Small Cap Fund............................       $  33,688         $  39,558           $  50,000
ABN AMRO Equity Plus Fund.................................         312,859           314,441             255,752
ABN AMRO Investment Grade Bond Fund.......................          88,640            93,323              96,141

---------------------------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund. Administrative fees paid by Independence One Mutual Funds for fiscal years April 30, 2000, 2001 and 2002 were paid to Federated Administrative Services.

THE SUB-ADMINISTRATOR

         PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

         As Sub-Administrator PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Accounting Services Agreement with the Administrator.

         As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUB-ADMINISTRATION FEES

   PERCENTAGE                AVERAGE DAILY NET ASSETS (AGGREGATE)
----------------      --------------------------------------------------
    0.045%                           Up to $2 billion
    0.040%            At least $2 billion but not more than $3 billion
    0.030%            At least $3 billion but not more than $8 billion
    0.025%            At least $8 billion but not more than $12 billion
    0.020%                           Over $12 billion

         The Sub-Administrator also receives custody liaison fees in the amount of $10,000 per Fund per year.

THE DISTRIBUTOR

         ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001. Prior to this, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares. Effective January 2, 2001, PFPC Distributors, Inc., an affiliate of the Sub-Administrator and Transfer Agent, acquired Provident Distributors, Inc. and continues to be located at the above address.

         The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

         The Board of Trustees of the Trust has adopted Plans of Distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N, Class C, Class R and Class S shares of each Fund, as applicable, with the exception of ABN AMRO Investor Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N and S shares, 0.75% of a Fund's average daily net assets for Class C Shares and 0.50% of a Fund's average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N and Class S shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plans for Class C and Class R shares are characterized as compensation plans and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

         Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

         To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plans.

         Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2002, are set forth below.

                                                                          12b-1 PLAN EXPENSES
                                                     -------------------------------------------------------------
                                                                  DISTRIBUTION   COMPENSATION TO   COMPENSATION TO
               FUND - CLASS N SHARES*                 PRINTING      SERVICES     BROKER DEALERS    SALES PERSONNEL
-------------------------------------------------    ---------    ------------   ---------------   ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........    $  4,278      $ 49,458      $ 1,594,546       $  261,288
ABN AMRO Growth Fund.............................       4,363        41,990          890,675          251,325
ABN AMRO Mid Cap Fund............................         727        13,016           86,220           20,014
ABN AMRO/TAMRO Large Cap Value Fund..............         109         3,639              746            6,823
ABN AMRO Select Small Cap Fund...................           0         1,435           22,624            3,208
ABN AMRO/TAMRO Small Cap Fund....................       1,592         3,802           21,575           24,641
ABN AMRO/Veredus Aggressive Growth Fund..........       1,982        22,696          609,923          133,927
ABN AMRO/Veredus Select Growth Fund**............          93           978            1,022              390
ABN AMRO/Veredus SciTech Fund....................         100         1,754            1,530              230
ABN AMRO/Montag & Caldwell Balanced Fund.........       3,687        14,574          160,482           26,037
ABN AMRO Balanced Fund...........................      11,954        41,433          515,465           82,497
ABN AMRO Bond Fund...............................       1,787        20,869          446,925           73,573
ABN AMRO Value Fund..............................       1,269         8,695          233,632           16,728
ABN AMRO International Equity Fund...............       1,110         7,410           50,346            6,529
ABN AMRO Real Estate Fund........................         189         3,969           27,673            2,627

                                                                                   SERVICE
               FUND - CLASS N SHARES*                       MARKETING             PROVIDERS           TOTAL
-------------------------------------------------         -------------         -------------    ----------------
ABN AMRO/Montag & Caldwell Growth Fund...........            $  129,752          $    25,396     $   2,064,718
ABN AMRO Growth Fund.............................               185,171               37,326         1,410,850
ABN AMRO Mid Cap Fund............................                53,309                2,291           175,577
ABN AMRO/TAMRO Large Cap Value Fund..............                12,231                    0            23,548
ABN AMRO Select Small Cap Fund...................                 1,394                    0            28,661
ABN AMRO/TAMRO Small Cap Fund....................                22,064                    0            73,674
ABN AMRO/Veredus Aggressive Growth Fund..........               130,056                9,833           908,417
ABN AMRO/Veredus Select Growth Fund*........                      2,415                    0             4,898

                                                                                   SERVICE
               FUND - CLASS N SHARES*                       MARKETING             PROVIDERS           TOTAL
-------------------------------------------------         -------------         -------------    ----------------

ABN AMRO/Veredus SciTech Fund....................                 3,728                    0             7,342
ABN AMRO/Montag & Caldwell Balanced Fund.........                41,538               17,454           263,772
ABN AMRO Balanced Fund...........................               125,267               51,980           828,596
ABN AMRO Bond Fund...............................               102,874               14,488           660,516
ABN AMRO Value Fund..............................                31,467                    0           291,791
ABN AMRO International Equity Fund...............                23,922                    0            89,317
ABN AMRO Real Estate Fund........................                10,421                    0            44,879

---------------------------


* As of the date of this SAI, ABN AMRO Global Emerging Markets Fund's Class N shares, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**      ABN AMRO/Veredus Select Growth Fund commenced operations on December 31,
        2001.


                                                                           12b-1 PLAN EXPENSES
                                                     -------------------------------------------------------------
                                                                  DISTRIBUTION   COMPENSATION TO   COMPENSATION TO
               FUND - CLASS S SHARES                  PRINTING     SERVICES       BROKER DEALERS   SALES PERSONNEL
------------------------------------------------     ----------   ------------   ---------------   ---------------
ABN AMRO Treasury Money Market Fund..............     $   507      $  8,854       $   54,276          $ 3
ABN AMRO Government Money Market Fund............         816         8,274           92,415            2
ABN AMRO Money Market Fund.......................       3,055        13,297          378,760            1
ABN AMRO Tax-Exempt Money Market Fund............         241         6,799           45,307            0

                                                                                   SERVICE
               FUND - CLASS S SHARES                        MARKETING             PROVIDERS           TOTAL
-------------------------------------------------         -------------          -----------      -------------
ABN AMRO Treasury Money Market Fund..............           $  6,729                 $ 0            $   70,369
ABN AMRO Government Money Market Fund............              7,415                   0               108,922
ABN AMRO Money Market Fund.......................              7,518                   0               402,631
ABN AMRO Tax-Exempt Money Market Fund............              7,049                   0                59,396

SHAREHOLDER SERVICING PLAN

         The Trust has adopted a shareholder servicing plan for the Class S, Class C and Class YS Shares of each Fund, as applicable (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S, Class C and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time. The Funds paid shareholder servicing fees in the following amounts for the fiscal years ended October 31, 2001 and October 31, 2002.

FISCAL YEAR ENDING OCTOBER 31, 2002

                           FUND                               NET FEES
-----------------------------------------------              ----------
ABN AMRO Money Market Fund                                    $144,335
ABN AMRO Government Money Market Fund                           34,068
ABN AMRO Treasury Money Market Fund                                 --
ABN AMRO Tax-Exempt Money Market Fund                               --
ABN AMRO Institutional Prime Money Market Fund                 244,964
ABN AMRO Growth Fund*                                               --

* Class C shares commenced operations on December 31, 2002.

10 MONTHS ENDING OCTOBER 31, 2001

                          FUND*                               NET FEES
-----------------------------------------------              ----------
ABN AMRO Money Market Fund                                    $141,705
ABN AMRO Government Money Market Fund                           27,971
ABN AMRO Treasury Money Market Fund                                 --
ABN AMRO Tax-Exempt Money Market Fund                               --
ABN AMRO Institutional Prime Money Market Fund                 176,137

* Fees for former ABN AMRO Funds are for 10 months ended October 31, 2001.

         It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. Effective February 17, 2003, the Funds may pay third-party service providers up to 0.15% for certain "transfer agency" services they provide. A Fund may also pay $20 fee per account for underlying omnibus accounts when such Fund pays no other fee to the third-party service provider.

CUSTODIANS


         [Effective __________, 2003, PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund. Prior to _________, 2003, Deutsche Bank Trust Company Americas ("Deutsche Bank"), 130 Liberty Street, New York, New York 10006 served as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Mid Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund, ABN AMRO Investor Money Market Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund.

         Prior to _____________, 2003, J.P. Morgan Chase & Company ("J.P. Morgan Chase") 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245, served as custodian of the Trust's assets, pursuant to a Custodian Agreement for ABN AMRO Value Fund, ABN AMRO International Equity Fund, ABN AMRO Global Emerging Markets Fund, ABN AMRO Real Estate Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund.]

         Under such Agreements, Deutsche Bank and J.P. Morgan Chase each: (i) maintain a separate account or accounts in the name of each Fund, (ii) hold and transfer portfolio securities on account of each Fund, (iii) accept receipts and make disbursements of money on behalf of each Fund, (iv) collect and receive all income and other payments and distributions on account of each Fund's securities and (v) make periodic reports to the Board of Trustees concerning each Fund's operations.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND AUDITORS


         ________________________, with offices at ___________________________, serves as counsel to the Trust.

         __________________, with offices at  ________________________________, are the Trust's independent auditors.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Advisers or Sub-Advisers are responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Advisers or Sub-Advisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

         The Investment Advisers or Sub-Advisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Adviser or Sub-Advisers, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Advisers or Sub-Advisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisers or Sub-Advisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisers or Sub-Advisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisers or Sub-Advisers, however, the results of such procedures will generally be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below.

                                                              BROKERAGE COMMISSIONS
                           FUND*                               FYE OCTOBER 31, 2002
--------------------------------------------------------      ---------------------
ABN AMRO Growth Fund....................................          $    542,927
ABN AMRO/Montag & Caldwell Growth Fund..................             2,746,822
ABN AMRO/TAMRO Large Cap Value Fund.....................                49,514
ABN AMRO Value Fund.....................................               277,042
ABN AMRO Mid Cap Fund...................................               332,527
ABN AMRO/TAMRO Small Cap Fund...........................               274,445
ABN AMRO/Veredus Aggressive Growth Fund.................             2,936,536
ABN AMRO/Montag & Caldwell Balanced Fund................               188,055
ABN AMRO Balanced Fund..................................               110,265
ABN AMRO International Equity Fund......................               151,395
ABN AMRO Real Estate Fund...............................                26,045
ABN AMRO/Veredus SciTech Fund...........................                42,987
ABN AMRO Bond Fund......................................                   n/a
ABN AMRO Municipal Bond Fund............................                   n/a
ABN AMRO Investor Money Market Fund.....................                   n/a
ABN AMRO Money Market Fund..............................                   n/a
ABN AMRO Government Money Market Fund...................                   n/a
ABN AMRO Treasury Money Market Fund.....................                   n/a
ABN AMRO Tax-Exempt Money Market Fund...................                   n/a
ABN AMRO Investment Grade Bond Fund***..................                   n/a
ABN AMRO/Veredus Select Growth Fund**...................                28,694
ABN AMRO Equity Plus Fund***............................                40,986
ABN AMRO Select Small Cap Fund***.......................                10,917
ABN AMRO Institutional Prime Money Market Fund..........                   n/a

---------------------------------------


* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund's Class N shares, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**      ABN AMRO/Veredus Select Growth Fund commenced operations on December 31,
        2001.

*** Reflects commissions paid for the six-month period ended October 31, 2002.

         For the fiscal year ended October 31, 2001, the Funds listed below paid the following brokerage fees:

                                                              BROKERAGE COMMISSIONS
                           FUND                               FYE OCTOBER 31, 2001
----------------------------------------------------------    ---------------------
ABN AMRO Growth Fund......................................         $   290,205
ABN AMRO/Montag & Caldwell Growth Fund....................           3,019,938
ABN AMRO/TAMRO Large Cap Value Fund.......................              16,186
ABN AMRO Value Fund.......................................             170,961
ABN AMRO Mid Cap Fund.....................................             144,174
ABN AMRO/TAMRO Small Cap Fund.............................              16,683
ABN AMRO/Veredus Aggressive Growth Fund...................           1,062,545
ABN AMRO/Montag & Caldwell Balanced Fund..................             248,482
ABN AMRO Balanced Fund....................................              84,327
ABN AMRO International Equity Fund........................             146,122
ABN AMRO Real Estate Fund.................................              11,481
ABN AMRO/Veredus SciTech Fund.............................               5,391
ABN AMRO Bond Fund........................................                 n/a
ABN AMRO Municipal Bond Fund..............................                 n/a
ABN AMRO Investor Money Market Fund.......................                 n/a
ABN AMRO Money Market Fund................................                 n/a
ABN AMRO Government Money Market Fund.....................                 n/a
ABN AMRO Treasury Money Market Fund.......................                 n/a
ABN AMRO Tax-Exempt Money Market Fund.....................                 n/a
ABN AMRO Institutional Prime Money Market Fund                             n/a

         For the fiscal year ended October 31, 2000, the Funds listed below paid the following brokerage fees:

                                                              BROKERAGE COMMISSIONS
                           FUND                               FYE OCTOBER 31, 2000
--------------------------------------------------------      ---------------------
ABN AMRO/Montag & Caldwell Growth Fund..................           $ 3,003,964
ABN AMRO Growth Fund....................................               141,627
ABN AMRO Mid Cap Fund...................................               112,852
ABN AMRO/Veredus Aggressive Growth Fund.................               371,995
ABN AMRO/Veredus SciTech Fund*..........................                 1,066
ABN AMRO/Montag & Caldwell Balanced Fund................               257,298
ABN AMRO Balanced Fund..................................                57,711
ABN AMRO Bond Fund......................................                   n/a
ABN AMRO Municipal Bond Fund............................                   n/a
ABN AMRO Investor Money Market Fund.....................                   n/a

----------------
*       ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

         For the fiscal year ended December 31, 2000, the Funds listed below paid the following brokerage fees:

                                                              TOTAL $ AMOUNT OF
                                                            BROKERAGE COMMISSIONS
                FUND                                             PAID IN 2000
-------------------------------------                            ------------
ABN AMRO Value Fund                                               $  237,822
ABN AMRO International Equity Fund                                   284,630
ABN AMRO Real Estate Fund                                             27,308
ABN AMRO Money Market Fund                                                --
ABN AMRO Government Money Market Fund                                     --
ABN AMRO Treasury Money Market Fund                                       --
ABN AMRO Tax-Exempt Money Market Fund                                     --

         The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Investment Adviser are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectively.

         For the fiscal year ended April 30, 2000, April 30, 2001 and April 30, 2002 the Funds listed below paid the following brokerage fees:

                                                                                BROKERAGE COMMISSIONS
                                                                  -------------------------------------------------
                                                                       FYE               FYE              FYE
             FUND*                                                APRIL 30, 2000    APRIL 30, 2001   APRIL 30, 2002
-----------------------------------                               --------------    --------------   --------------
ABN AMRO Select Small Cap Fund                                        $ 23,773        $  39,629         $  29,046
ABN AMRO Equity Plus Fund                                             $ 41,511        $ 112,903         $  66,984
ABN AMRO Investment Grade Bond Fund                                         --               --                --

---------------------------------------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Pursuant to the reorganization, Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund and Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund.

         As of October 31, 2002, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:

                   FUND                                   BROKER DEALER                             MARKET VALUE
                   ----                                   -------------                             ------------
ABN AMRO Growth Fund                                Bank One Corp.                                  $ 45,193,000
                                                    Citigroup Inc.                                  $    216,749

ABN AMRO/Montag & Caldwell Growth Fund              Citigroup Inc.                                  $ 72,814,890
                                                    Deutsche Bank                                   $ 56,753,368

ABN AMRO/TAMRO Large Cap Value Fund                 Citigroup Inc.                                  $    244,461
                                                    Deutsche Bank                                   $    198,120
                                                    ChevronTexaco Corp.                             $    163,529
                                                    Morgan Stanley                                  $    122,598

ABN AMRO Value Fund                                 Citigroup Inc.                                  $  4,533,765
                                                    J.P. Morgan Chase & Co.                         $  4,006,219
                                                    Bank of America Corp.                           $  2,959,520
                                                    Goldman Sachs Group, Inc.                       $  1,732,720
                                                    Merrill Lynch & Co., Inc.                       $  1,131,289
                                                    Bank One Corp.                                  $    424,270

                   FUND                                   BROKER DEALER                             MARKET VALUE
                   ----                                   -------------                             ------------
ABN AMRO Mid Cap Fund                               Deutsche Bank                                   $  4,458,682

ABN AMRO/TAMRO Small Cap Fund                       Deutsche Bank                                   $  1,259,284

ABN AMRO Select Small Cap Fund                      Deutsche Bank                                   $    746,700

ABN AMRO/Veredus Aggressive Growth Fund             Morgan Stanley                                  $ 22,137,909

ABN AMRO/Veredus Select Growth Fund                 Morgan Stanley                                  $    318,640
                                                    Bank of America Corp.                           $     34,900

ABN AMRO Real Estate Fund                           J.P. Morgan Chase & Co.                         $    560,685

ABN AMRO/Veredus SciTech Fund                       Morgan Stanley                                  $    336,322

ABN AMRO Balanced Fund                              Bank One Corp.                                  $  6,509,000
                                                    J.P. Morgan Chase & Co.                         $  2,436,625
                                                    Credit Suisse First Boston Inc.                 $  1,385,057

ABN AMRO/Montag & Caldwell Balanced Fund            Citigroup Inc.                                  $  4,836,755
                                                    Merrill Lynch & Co., Inc.                       $  3,142,533
                                                    Deutsche Bank                                   $  1,313,876

ABN AMRO International Equity Fund                  Deutsche Bank
                                                                                                    $    168,143

ABN AMRO Municipal Bond Fund                        Goldman Sachs Group, Inc.                       $  1,819,242

ABN AMRO Bond Fund                                  Bank One Corp.
                                                    J.P. Morgan Chase & Co.                         $ 27,370,000
                                                    Credit Suisse First Boston Inc.                 $  6,258,526
                                                    Lehman Brothers Holdings Inc.                   $  4,432,181
                                                                                                    $  1,559,193

ABN AMRO Investor Money Market Fund                 Bank One Corp.                                  $ 14,000,000
                                                    UBS                                             $ 13,000,000

ABN AMRO Government Money Market Fund
                                                    J.P. Morgan Chase & Co.                         $112,122,441
                                                    Morgan Stanley                                  $ 45,009,874
                                                    UBS                                             $ 44,054,368

ABN AMRO Money Market Fund                          UBS                                             $ 16,098,818
                                                    Morgan Stanley                                  $ 15,126,640
                                                    J.P. Morgan Chase & Co.                         $  5,000,000

ABN AMRO Treasury Money Market Fund                 J.P. Morgan Chase & Co.                         $ 79,297,929
                                                    UBS                                             $ 27,203,596
                                                    Morgan Stanley                                  $ 25,733,184

ABN AMRO Institutional Prime Money Market Fund      UBS                                             $ 95,000,000
                                                    J.P. Morgan Chase & Co.                         $ 88,670,414
                                                    Morgan Stanley                                  $ 86,033,004
                                                    Bank One Corp.                                  $ 25,000,000
                                                    ChevronTexaco Corp.                             $ 19,981,633
                                                    Bank of America Corp.                           $ 17,000,000

                   FUND                                   BROKER DEALER                             MARKET VALUE
                   ----                                   -------------                             ------------
ABN AMRO Equity Plus Fund                           Deutsche Bank                                   $  5,676,780
                                                    Citigroup Inc.                                  $  4,666,785
                                                    Bank of America Corp.                           $  2,694,280
                                                    Bank One Corp.                                  $  1,103,102
                                                    Morgan Stanley                                  $  1,046,948
                                                    J.P. Morgan Chase & Co.                         $  1,004,300
                                                    Goldman Sachs Group, Inc.                       $    830,560
                                                    Merrill Lynch & Co., Inc.                       $    827,310
                                                    Lehman Brothers Holdings, Inc.                  $    308,966

ABN AMRO Select Small Cap Fund                      Deutsche Bank                                   $    746,700

ABN AMRO Investment Grade Bond Fund                 Deutsche Bank                                   $  3,919,637

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are generally treated as capital gain dividends for Federal income tax purposes.

         The portfolio turnover rate for ABN AMRO Value Fund increased during the fiscal year ended October 31, 2002 due, in part, to a change in the Fund's Sub-Adviser and portfolio management team. The portfolio turnover rate for ABN AMRO Investment Grade Bond increased during the fiscal year ended October 31, 2002 due, in part, to the Fund's reorganization and increased shareholder redemptions.

         The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus.

                              DESCRIPTION OF SHARES

         The table below summarizes the class(es) of shares that each Fund offers.


                    FUND                       CLASS N    CLASS I  CLASS R    CLASS S   CLASS C    CLASS Y    CLASS YS
                    ----                       -------    -------  -------    -------   -------    -------    --------
ABN AMRO/Montag & Caldwell Growth Fund....        -                   -
Montag & Caldwell Growth Fund.............                  -
ABN AMRO Growth Fund......................        -         -         -                    -
ABN AMRO/TAMRO Large Cap Value Fund.......        -
ABN AMRO Mid Cap Fund.....................        -
ABN AMRO/Veredus Aggressive Growth Fund...        -         -
ABN AMRO/Veredus Select Growth Fund.......        -
ABN AMRO/TAMRO Small Cap Fund.............        -
ABN AMRO/Veredus SciTech Fund.............        -
ABN AMRO/Montag & Caldwell Balanced Fund..        -
ABN AMRO Balanced Fund(1).................        -         -
Montag & Caldwell Balanced Fund...........                  -
ABN AMRO Bond Fund........................        -         -
ABN AMRO Municipal Bond Fund..............        -
ABN AMRO Investor Money Market Fund.......        -
ABN AMRO Value Fund.......................        -
ABN AMRO International Equity Fund........        -
ABN AMRO Global Emerging Markets Fund(2)..        -         -
ABN AMRO Real Estate Fund.................        -
ABN AMRO Treasury Money Market Fund.......                  -                   -
ABN AMRO Government Money Market Fund.....                  -                   -
ABN AMRO Tax-Exempt Money Market Fund.....                  -                   -
ABN AMRO Money Market Fund................                  -                   -
ABN AMRO Institutional Prime Money Market
   Fund...................................                                                            -          -
ABN AMRO Institutional Treasury Money
   Market Fund(2).........................                                                            -          -
ABN AMRO Institutional Government Money
   Market Fund(2).........................                                                            -          -
ABN AMRO Select Small Cap Fund............        -
ABN AMRO Equity Plus Fund.................                  -
ABN AMRO Investment Grade Bond Fund.......        -         -
ABN AMRO High Yield Bond Fund.............        -         -

---------------------------------------

(1) As of September 27, 2001, sales of shares of ABN AMRO Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.

(2)     This Fund's Class N shares have not commenced operations.


         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are seven classes of shares issued by the Funds of the Trust. Class N, I, R, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class C shares will not be subject to an initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on shares redeemed within eighteen months of purchase. Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Class C shares will be subject to a Rule 12b-1 with a maximum annual fee of 0.75% of average daily net assets and a shareholder service with a maximum annual fee of 0.25% of average daily net assets. Class R shares will be subject to a Rule 12b-1 fee with a maximum annual fee of 0.50% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class C, Class R, Class Y and Class YS shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENTS


                                                                        MINIMUM INITIAL
                           CLASS N SHARES                                  INVESTMENT
-----------------------------------------------------------------       ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........................           $  2,500
ABN AMRO/Montag & Caldwell Balanced Fund.........................           $  2,500
ABN AMRO Growth Fund.............................................           $  2,500
ABN AMRO Mid Cap Fund............................................           $  2,500
ABN AMRO Balanced Fund...........................................           $  2,500
ABN AMRO Bond Fund...............................................           $  2,500
ABN AMRO Municipal Bond Fund.....................................           $  2,500
ABN AMRO Investor Money Market Fund..............................           $  2,500
ABN AMRO/Veredus Aggressive Growth Fund..........................           $  2,500
ABN AMRO/Veredus Select Growth Fund..............................           $  2,500
ABN AMRO/Veredus SciTech Fund....................................           $  2,500
ABN AMRO/TAMRO Large Cap Value Fund..............................           $  2,500
ABN AMRO/TAMRO Small Cap Fund....................................           $  2,500
ABN AMRO Value Fund..............................................           $  2,500
ABN AMRO International Equity Fund...............................           $  2,500
ABN AMRO Real Estate Fund........................................           $  2,500
ABN AMRO Select Small Cap Fund...................................           $  2,500
ABN AMRO Global Emerging Markets Fund............................           $  2,500
ABN AMRO High Yield Bond Fund....................................           $  2,500
ABN AMRO Investment Grade Bond Fund..............................           $  2,500

                                                                         MINIMUM INITIAL
                           CLASS I SHARES                                  INVESTMENT
-----------------------------------------------------------------        ---------------
Montag & Caldwell Growth Fund....................................          $ 5 million
Montag & Caldwell Balanced Fund..................................          $ 1 million
ABN AMRO Bond Fund...............................................          $ 2 million
ABN AMRO Growth Fund.............................................          $ 5 million
ABN AMRO/Veredus Aggressive Growth Fund..........................          $ 2 million
ABN AMRO Treasury Money Market Fund..............................          $ 1 million
ABN AMRO Government Money Market Fund............................          $ 1 million
ABN AMRO Tax-Exempt Money Market Fund............................          $ 1 million
ABN AMRO Money Market Fund.......................................          $ 1 million
ABN AMRO Equity Plus Fund........................................          $ 1 million
ABN AMRO Investment Grade Bond Fund..............................          $ 1 million
ABN AMRO High Yield Bond Fund....................................          $ 1 million
ABN AMRO Global Emerging Markets Fund............................          $ 1 million

                                                                         MINIMUM INITIAL
                           CLASS S SHARES                                  INVESTMENT
-----------------------------------------------------------------        ---------------
ABN AMRO Treasury Money Market Fund..............................           $  2,500
ABN AMRO Government Money Market Fund............................           $  2,500
ABN AMRO Tax-Exempt Money Market Fund............................           $  2,500
ABN AMRO Money Market Fund.......................................           $  2,500

                                                                         MINIMUM INITIAL
                           CLASS C SHARES                                  INVESTMENT
-----------------------------------------------------------------        ---------------
ABN AMRO Growth Fund.............................................           $  2,500

                                                                         MINIMUM INITIAL
                           CLASS R SHARES                                  INVESTMENT
-----------------------------------------------------------------        ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........................           $  2,500
ABN AMRO Growth Fund.............................................           $  2,500

                                                                         MINIMUM INITIAL
                           CLASS Y SHARES                                   INVESTMENT
-----------------------------------------------------------------        ---------------

ABN AMRO Institutional Prime Money Market Fund...................          $ 5 million
ABN AMRO Institutional Government Money Market Fund*.............          $ 5 million
ABN AMRO Institutional Treasury Money Market Fund*...............          $ 5 million

                                                                         MINIMUM INITIAL
                          CLASS YS SHARES                                   INVESTMENT
                          ---------------                                   ----------
ABN AMRO Institutional Prime Money Market Fund...................           $ 5 million
ABN AMRO Institutional Government Money Market Fund*.............           $ 5 million
ABN AMRO Institutional Treasury Money Market Fund*...............           $ 5 million

---------------------------------------
*       Currently, not an active class for this Fund.

         For Class N, Class S, Class C and Class R shares, there is a $50 minimum subsequent investment. There is no minimum subsequent investment for Class I, Class Y and Class YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

ANTI-MONEY LAUNDERING LAWS

         The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

VOTING RIGHTS

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N, Class C, Class R and Class S shares have exclusive voting rights with respect to the distribution plans. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

         The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

         Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

         Notwithstanding the foregoing, the Investment Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE


         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. In addition, ABN AMRO Institutional Prime Money Market Fund also calculates net asset value each business day at 10:00 a.m., 12:00 p.m. and 2:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

         The securities held in the portfolio of the Money Market Funds, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         A Money Market Fund's use of amortized cost and the maintenance of such fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Money Market Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

         Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and Sub-Advisers in accordance with guidelines adopted by the Board of Trustees.

                                    DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

         Dividends paid by Funds with more than one class of shares are calculated in the same manner and at the same time for each class. Each class of shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends for each class will differ as a result of class-specific expenses.

                                      TAXES

         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however that those shares have been held for at least 45 days.

         The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

         In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

TAX-EXEMPT FUND

         ABN AMRO Tax-Exempt Money Market Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.

         Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in ABN AMRO Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

         Shareholders of the Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of bonds purchased by the Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

         Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATIONS

         Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return =        (ERV) (1/n) - 1
                                      ---
                                       P

Where:             ERV     =   ending redeemable value at the end of the period
                               covered by the computation of a hypothetical
                               $1,000 payment made at the beginning of the
                               period
                   P       =   hypothetical initial payment of $1,000
                   n       =   period covered by the computation, expressed in
                               terms of years
                   T       =   average annual total return

         The Funds that compute their average annual total return - after taxes on distributions for a class of shares do so by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions but not after taxes on redemption according to the following formula:

Average Annual Total Return - After Taxes on Distributions =  P(1 + T)(n) =
ATV(D)

Where:             P        =   a hypothetical initial payment of $1,000
                   T        =   average annual total return (after taxes on
                                distributions)
                   n        =   period covered by the computation, expressed in
                                terms of years
                   ATV(D)   =   ending value of a hypothetical $1,000 payment
                                made at the beginning of the 1-, 5-, 10-year periods or at the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

         The Funds that compute their average annual total return - after taxes on distributions and redemptions for a class of shares do so by determining the average annual compounded rate of return after taxes on distributions and sale of Fund shares during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions and redemptions according to the following formula:

Average Annual Total Return - After Taxes on Distributions and Sale of Fund Shares = P(1 + T)(n) = ATV(DR)

Where:             P        =  a hypothetical initial payment of $1,000
                   T        =  average annual total return (after taxes on
                               distributions and sale of Fund shares)
                   n        =  period covered by the computation, expressed in
                               terms of years
                   ATV(DR)  =  ending value of a hypothetical $1,000 payment
                               made at the beginning of the 1-, 5-, 10-year periods or at the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions and sale of Fund shares

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return =             (ERV)  - 1
                                      ---
                                       P

Where:             ERV      =  ending redeemable value at the end of the period
                               covered by the computation of a hypothetical
                               $1,000 payment made at the beginning of the
                               period
                   P        =  hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds that quote such performance were as follows for the periods shown:

                        AVERAGE ANNUAL TOTAL RETURNS (%)

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
              FUND BY CLASS+                      DATE          10/31/02      10/31/02      10/31/02
---------------------------------------         ---------       --------     ----------    ---------
ABN AMRO GROWTH FUND - CLASS N(1)               12/13/93
Return Before Taxes:                                             (8.76)%       5.30%        11.80%
Return After Taxes on Distributions:                             (8.81)%       4.00%        10.78%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (5.33)%       4.48%        10.05%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED        THROUGH
                                                  DATE          10/31/02     10/31/02
                                                ---------       --------     ---------
ABN AMRO GROWTH FUND - CLASS I                   7/31/00
Return Before Taxes:                                             (8.51)%     (12.82)%
Return After Taxes on Distributions:                             (8.55)%     (13.67)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (5.17)%      (9.83)%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO/MONTAG & CALDWELL GROWTH FUND -
  CLASS N                                        11/2/94
Return Before Taxes:                                            (15.16)%       1.15%        11.73%
Return After Taxes on Distributions:                            (15.16)%       0.25%        11.06%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (9.31)%       1.19%        10.18%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
MONTAG & CALDWELL GROWTH FUND - CLASS I(2)       6/28/96
Return Before Taxes:                                            (14.91)%        1.44%        7.50%
Return After Taxes on Distributions:                            (15.13)%        0.47%        6.64%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (9.14)%        1.39%        6.39%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02
                                                ---------       --------     ---------
ABN AMRO/TAMRO LARGE CAP VALUE FUND -
  CLASS N                                       11/30/00
Return Before Taxes:                                            (12.01)%      (7.98)%
Return After Taxes on Distributions:                            (12.20)%      (8.10)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (7.36)%      (6.39)%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO VALUE FUND - CLASS N                    1/4/93
Return Before Taxes:                                             (7.58)%       (1.36)%       6.94%
Return After Taxes on Distributions:                             (8.22)%       (3.84)%       4.53%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (4.26)%       (1.09)%       5.23%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02     10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO MID CAP FUND - CLASS N                 9/19/94
Return Before Taxes:                                             (7.88)%        3.94%       11.93%
Return After Taxes on Distributions:                             (8.12)%        1.97%        9.88%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (4.50)%        2.73%        9.36%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02
                                                ---------       --------     ---------
ABN AMRO/TAMRO SMALL CAP FUND - CLASS N         11/30/00
Return Before Taxes:                                             (1.59)%        3.10%
Return After Taxes on Distributions:                             (1.91)%        2.88%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (0.95)%        2.39%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED       THROUGH
                                                  DATE          10/31/02     10/31/02
                                                ---------       --------     ---------
ABN AMRO SELECT SMALL CAP FUND - CLASS N++       6/22/98
Return Before Taxes:                                             (3.62)%       1.16%
Return After Taxes on Distributions:                             (5.34)%      (0.40)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (1.33)%       0.57%

                                                                  SINCE
                                                                INCEPTION
                                                INCEPTION        THROUGH
                                                  DATE           10/31/02
                                                ---------       ---------
ABN AMRO/VEREDUS SELECT GROWTH FUND -
  CLASS N                                       12/31/01
Return Before Taxes:                                            (27.10)%
Return After Taxes on Distributions:                            (27.10)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (16.64)%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION         ENDED       THROUGH
                                                  DATE          10/31/02     10/31/02
                                                ---------       --------     ---------
ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND -
  CLASS N                                        6/30/98
Return Before Taxes:                                            (34.76)%       9.73%
Return After Taxes on Distributions:                            (34.76)%       7.21%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (21.34)%       7.19%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02
                                                ---------       --------     ---------
ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND -
  CLASS I                                       10/05/01
Return Before Taxes:                                            (34.62)%     (33.80)%
Return After Taxes on Distributions:                            (34.62)%     (33.80)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (21.26)%     (26.96)%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02
                                                ---------       --------     ---------
ABN AMRO REAL ESTATE FUND - CLASS N             12/30/97
Return Before Taxes:                                              6.62%        2.97%
Return After Taxes on Distributions:                              4.81%        1.25%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                           4.55%        1.53%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02     10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO EQUITY PLUS FUND-
  CLASS I++                                     09/25/95
Return Before Taxes:                                            (15.84)%        1.13%        7.86%
Return After Taxes on Distributions:                            (17.48)%       (0.22)%       6.62%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (8.20)%        0.87%        6.35%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02
                                                ---------       --------     ---------
ABN AMRO/VEREDUS SCITECH FUND - CLASS N          6/30/00
Return Before Taxes:                                            (35.40)%     (26.07)%
Return After Taxes on Distributions:                            (35.40)%     (26.19)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (21.74)%     (19.95)%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02     10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO BALANCED FUND - CLASS N                 9/21/95
Return Before Taxes:                                             (4.33)%        5.74%        9.29%
Return After Taxes on Distributions:                             (5.04)%        3.78%        7.44%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (2.60)%        4.23%        7.17%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02     10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO/MONTAG & CALDWELL BALANCED FUND -
  CLASS N                                        11/2/94
Return Before Taxes:                                             (8.42)%        3.37%       10.27%
Return After Taxes on Distributions:                             (9.08)%        2.03%        8.72%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (5.14)%        2.43%        8.09%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02
                                                ---------       --------     ---------
MONTAG & CALDWELL BALANCED FUND - CLASS I       12/31/98
Return Before Taxes:                                             (8.18)%      (1.51)%
Return After Taxes on Distributions:                             (8.94)%      (2.68)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (4.99)%      (1.49)%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO INTERNATIONAL EQUITY FUND -
  CLASS N                                        1/4/93
Return Before Taxes:                                            (19.14)%       (5.28)%        2.75%
Return After Taxes on Distributions:                            (19.14)%       (6.48)%        1.97%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (11.75)%       (3.63)%        2.51%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02     10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO BOND FUND - CLASS N                    12/13/93
Return Before Taxes:                                              2.80%         6.23%        6.37%
Return After Taxes on Distributions:                              0.63%         3.70%        3.85%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                           1.67%         3.71%        3.83%

                                                                               SINCE
                                                                ONE YEAR     INCEPTION
                                                INCEPTION        ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02
                                                ---------       --------     ---------
ABN AMRO BOND FUND - CLASS I                     7/31/00
Return Before Taxes:                                              3.07%        8.40%
Return After Taxes on Distributions:                              0.80%        5.82%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                           1.84%        5.45%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO INVESTMENT GRADE BOND FUND -
  CLASS I++                                     10/23/95
Return Before Taxes:                                              6.10%         6.51%         6.42%
Return After Taxes on Distributions:                              3.89%         4.14%         4.04%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                           3.67%         4.01%         3.94%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO MUNICIPAL BOND FUND - CLASS N          12/13/93
Return Before Taxes:                                              5.32%         5.35%        4.78%
Return After Taxes on Distributions:                              5.32%         5.35%        4.78%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                           4.81%         5.19%        4.66%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO INVESTOR MONEY MARKET FUND -
  CLASS N                                       12/14/93          1.37%         4.32%        4.58%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO GOVERNMENT MONEY MARKET FUND -
  CLASS I                                        1/4/93           1.70%         4.47%        4.51%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO GOVERNMENT MONEY MARKET FUND -
  CLASS S                                        4/22/93          1.36%         4.13%        4.25%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO MONEY MARKET FUND - CLASS I             1/4/93           1.58%         4.53%        4.56%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO MONEY MARKET FUND - CLASS S             3/31/93          1.22%         4.15%        4.28%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND -
  CLASS I                                        1/4/93           1.12%         2.79%        2.83%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND -
  CLASS S                                        3/24/93          0.87%         2.53%        2.59%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO TREASURY MONEY MARKET FUND -
  CLASS I                                        1/4/93           1.47%         4.21%        4.21%

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02     10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO TREASURY MONEY MARKET FUND -
  CLASS S                                        3/25/93          1.22%         3.95%        3.99%

                                                                              SINCE
                                                                ONE YEAR    INCEPTION
                                                INCEPTION        ENDED       THROUGH
                                                  DATE          10/31/02     10/31/02
                                                ---------       --------    ---------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET
  FUND - CLASS Y                                12/28/99          1.84%       4.19%

                                                                              SINCE
                                                                ONE YEAR    INCEPTION
                                                INCEPTION        ENDED       THROUGH
                                                  DATE          10/31/02     10/31/02
                                                ---------       --------    ---------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET
  FUND - CLASS YS                               06/29/00          1.59%       3.56%

-------------------------
+ ABN AMRO Funds, a Massachusetts business trust, was acquired by Alleghany Funds, a Delaware business trust. Alleghany Funds changed its name to "ABN AMRO Funds." Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund received Class I shares and Class S shares, respectively. Shareholders of the Common Shares Class and Investor

        Shares Class of ABN AMRO Value Fund, ABN AMRO International Equity Fund and ABN AMRO Real Estate Fund received Class N shares. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund received Class Y and Class YS shares, respectively. Performance figures above prior to September 27, 2001 reflect the performance of each predecessor fund.

++ Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust Class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Performance figures above for the ABN AMRO Investment Grade Bond Fund reflect the performance of the Trust Class shares of Independence One Fixed Income Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of the ABN AMRO Select Small Cap Fund. Performance figures above for the ABN AMRO Select Small Cap Fund reflect the performance of the Class A shares of Independence One Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of the ABN AMRO Equity Plus Fund. Performance figures above for the ABN AMRO Equity Plus Fund reflect the performance of the Class B shares of Independence One Equity Plus Fund.

(1) Class C Shares and Class R Shares of ABN AMRO Growth Fund commenced operations on December 31, 2002. Since the classes are new, there is no performance information available.

(2) Class R Shares of ABN AMRO/Montag & Caldwell Growth Fund commenced operations on December 31, 2002. Since the class is new, there is no performance information available.

YIELD AND TAX-EQUIVALENT YIELD

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed.

YIELDS OF MONEY MARKET FUNDS

         The yield of ABN AMRO Investor Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of the money market Funds will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above.

YIELDS OF BOND FUNDS

         The yield of ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund and ABN AMRO Investment Grade Bond Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

                           YIELD = 2 [(a - b + 1)(6) - 1]
                                      ------
                                       Cd

Where:       a   =   dividends and interest earned during the period
             b   =   expenses accrued for the period (net of reimbursements)
             c   =   the average daily number of shares outstanding during the
                     period that were entitled to receive dividends
             d   =   maximum offering price per share on the last day of the
                     period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the seven-day period ended October 31, 2002, ABN AMRO Money Market Funds' current, effective and tax-equivalent yields were as follows:


                                                                                                      7-DAY TAX
                                                                                    7-DAY TAX         EQUIVALENT
                                                                        7-DAY       EQUIVALENT     EFFECTIVE YIELD
                                                            7-DAY     EFFECTIVE   YIELD AT A TAX   AT A TAX RATE OF
                     FUND                        CLASS+     YIELD       YIELD       RATE OF 36%          36%
---------------------------------------          ------     -----     ---------   --------------   ----------------
ABN AMRO Investor Money Market Fund                 N       1.29%      1.30%           N/A              N/A
ABN AMRO Money Market Fund                          I       1.43%      1.44%           N/A              N/A
                                                    S       1.07%      1.08%           N/A              N/A
ABN AMRO Government Money Market Fund               I       1.48%      1.49%           N/A              N/A
                                                    S       1.15%      1.16%           N/A              N/A

ABN AMRO Treasury Money Market Fund                 I       1.37%      1.38%           N/A              N/A
                                                    S       1.12%      1.13%           N/A              N/A
ABN AMRO Tax-Exempt Money Market Fund               I       1.23%      1.24%           1.92%            1.94%
                                                    S       0.98%      0.99%           1.53%            1.55%
ABN AMRO Institutional Prime Money Market
   Fund                                             Y       1.65%      1.66%           N/A              N/A
                                                   YS       1.40%      1.41%           N/A              N/A
ABN AMRO Institutional Treasury Money
   Market Fund                                      Y         *          *             N/A              N/A
                                                   YS         *          *             N/A              N/A
ABN AMRO Institutional Government Money
   Market Fund                                      Y         *          *             N/A              N/A
                                                   YS         *          *             N/A              N/A

------------------
N/A-Not Applicable

+ ABN AMRO Funds, a Massachusetts business trust, was acquired by Alleghany Funds, a Delaware business trust. Alleghany Funds changed its name to the "ABN AMRO Funds." Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund received Class I shares and Class S shares, respectively. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund received Class Y and Class YS shares, respectively.

*   Not in operation during the period.

TAX-EQUIVALENT YIELD OF ABN AMRO MUNICIPAL BOND FUND

         The "tax-equivalent yield" of ABN AMRO Municipal Bond Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from ABN AMRO Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment - tax free or taxable - will result in a higher after-tax yield. To do this, divided the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield / (1.00 - 0.36 Tax Rate) = 5%/0.64 = 7.81% Tax Equivalent
Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended October 31, 2002, ABN AMRO Municipal Bond Fund had a tax-equivalent yield of 4.64% based on the tax-free yield of 2.97% shown above, and assuming a shareholder is at the 36% Federal income tax rate.

         Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

         ABN AMRO Real Estate Fund may also advertise a 30- day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. For the thirty-day period ended October 31, 2002, the yield for ABN AMRO Real Estate Fund - Class N was 4.27%.

                              FINANCIAL STATEMENTS

          The Funds' audited financial statements for the fiscal year ended October 31, 2002 (except for Class N shares of ABN AMRO Investment Grade Bond Fund, ABN AMRO High Yield Bond Fund, ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund and ABN AMRO Institutional Treasury Money Market Fund, each of which had not commenced operations during the period), including the report of _____________, independent auditors are incorporated herein by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission ("SEC"). The Funds' Annual and Semi-Annual Reports are available upon request and without charge.


                                OTHER INFORMATION

         The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/ "VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/ "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/ "VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

    (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

    (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(b) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

(c)      Not applicable.

(d)(1) Investment Advisory Agreements for Alleghany/Montag & Caldwell Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap and Alleghany/Veredus SciTech Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.

   (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Growth & Income Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Talon Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Balanced Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (5) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (6) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Municipal Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (7) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (8) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Value Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment
         No. 36 to the Registration Statement filed on December 28, 2001.

   (9) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Growth Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (10) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Small Cap Fund is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (11) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO International Equity Fund is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (12) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Real Estate Fund is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on
         December 28, 2001.

   (13) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (14) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (15) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (16) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (17) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (18) Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund dated December 31, 2001 is incorporated by reference to Exhibit d(18) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.

   (19) Investment Advisory Agreement for ABN AMRO Select Small Cap Fund between ABN AMRO Asset Management (USA) LLC and ABN AMRO Funds is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (20) Investment Advisory Agreement for ABN AMRO Equity Plus Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (21) Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (22) Investment Advisory Agreement for ABN AMRO Global Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (23) Form of Investment Advisory Agreement for ABN AMRO High Yield Bond Fund is filed herein as Exhibit (d)(23).

   (24) Sub-Investment Advisory Agreement for ABN AMRO/Chicago Trust Talon Fund between Chicago Capital Management, Inc. and Talon Asset Management, Inc. dated May 11, 2001 is incorporated herein by reference to Exhibit
         (d)(23) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (25) Form of Amended Schedule A Summary to the Sub-Investment Advisory Agreement between Chicago Capital Management, Inc. and Talon Asset Management, Inc., effective February 17, 2003, on behalf of ABN AMRO Talon Mid Cap Fund (formerly known as ABN AMRO/Chicago Trust Talon
         Fund) is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (26) Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and MFS Institutional Advisors, Inc. is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (27) Sub-Investment Advisory Agreement for ABN AMRO Select Small Cap Fund between ABN AMRO Asset Management (USA) LLC and thinkorswim Advisors, Inc. is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (28) Sub-Investment Advisory Agreement for ABN AMRO Equity Plus Fund between ABN AMRO Asset Management (USA) LLC and thinkorswim Advisors, Inc. is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(e)(1) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit
         (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (6) Form of Amendment No. 4 to the Distribution Services Agreement is filed herein as Exhibit (e)(6).

   (7) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(f)      Not applicable.

(g)(1) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated herein by reference to Exhibit No. B8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed on February 27, 1998.


   (2) Form of Amendment to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 12 to the Registration Statement as filed on November 10, 1998.

   (3) Amendment No. 3 to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit
         (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (4) Form of Amendment No. 4 to the Custodian Agreement between Deutsche Bank/Bankers Trust Company and ABN AMRO Funds is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (5) Form of Amendment No. 5 to Custodian Agreement is incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (6) Form of Amendment No. 6 to Custodian Agreement is filed herein as Exhibit (g)(6).

   (7) Global Custody Agreement between ABN AMRO Funds and The Chase Manhattan Bank, dated August 13, 1998, including all amendments, is incorporated herein by reference to Exhibit (g)(5) to the Registration Statement filed on February 28, 2002.

   (8) Form of Amendment to Global Custody Agreement between ABN AMRO Funds and J.P. Morgan Chase & Company (formerly, The Chase Manhattan Bank) is incorporated by reference to Exhibit (g)(7) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (4) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (5) Form of Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

   (6) Form of Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (7) Form of Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (8) Form of Amendment No. 7 to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(8).

   (9) Form of Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(9).

   (10) Administration Agreement between Alleghany Funds and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

   (11) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (12) Amendment No. 2 to the Administration is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (13) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (14) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (15) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (16) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (17) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (18) Form of Amendment No. 8 to the Administration Agreement is filed herein as Exhibit (h)(18).

   (19) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (20) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (21) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (22) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (23) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit
         (h)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (24) Form of Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(21) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (25) Form of Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(22) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (26) Form of Amendment No. 7 to the Sub-Administration and Accounting Services Agreement is filed herein as Exhibit (h)(26).

(i) Opinion of Vedder, Price, Kaufman & Kammholz to be filed by further amendment.

(j)      Consent of Ernst & Young LLP to be filed by further amendment.

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


   (4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002 and February 17, 2003 is filed herein as Exhibit
         (m)(4).


   (5) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (6)   Amended and Restated Distribution and Services Plan pursuant to
         Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (7) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (8) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (9) Amended and Restated Shareholder Service Plan ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit
         (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

  (10) Shareholder Servicing Agent Agreement ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

  (11) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(n)(1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.


   (6)   Amended Schedule A to 18f-3 Plan is filed herein as Exhibit (n)(6).


(o)(1) Power of Attorney dated September 21, 2001 is incorporated herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (2) Power of Attorney dated December 20, 2001 is incorporated herein by reference to Exhibit (o)(2) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(p)(1) Codes of Ethics of Veredus Asset Management LLC are incorporated by reference to Exhibit (p) to the Registration Statement as filed on April 17, 2000.

   (2) Code of Ethics of Alleghany Funds are incorporated by reference to Exhibit (p)(1) to the Registration Statement as filed on December 29, 2000.

   (3) Code of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Code of Ethics of ABN AMRO Global Asset Management Directorate, ABN AMRO Global Asset Management Directorate - Netherlands and ABN AMRO Asset Management S.A. (Brazil) are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001

   (5) Code of Ethics of Massachusetts Financial Services Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (6) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (7) Code of Ethics of Talon Asset Management Inc. is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 44 to the Registration Statement filed on September 16, 2002.

   (8) Code of Ethics of thinkorswim Advisors, Inc. is incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.


   (9) Amended Code of Ethics of ABN AMRO Asset Management (The Netherlands) is filed herein as Exhibit (p)(9).


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           None.

ITEM 25.   INDEMNIFICATION.

           Section 10.2 of the Registrant's Trust Instrument provides as follows:

           10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

           The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
           Section 10.2.

           Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

           Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

           10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.  CHICAGO CAPITAL MANAGEMENT, INC.

           Chicago Capital Management, Inc. ("Chicago Capital Management") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Chicago Capital Management are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Chicago Capital Management during the past two years is incorporated by reference to Form ADV filed by Chicago Capital Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).

CHICAGO CAPITAL MANAGEMENT, INC.

NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
John Anderson Jr.           ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director

Robert Antognoli            ABN AMRO Trust Services Company                                Vice President
Managing Director           ABN AMRO Asset Management (USA) LLC                            Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President

Stuart D. Bilton            ABN AMRO Bank N.V.                                             Managing Director
President, Director and     ABN AMRO Asset Management Holdings, Inc.                       President, Director
  CEO                       ABN AMRO Trust Services Company                                President, Director
                            ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers,
                                                                                              President and CEO
                            ABN AMRO Investment Fund Services, Inc.                        President, Director
                            TAMRO Capital Partners LLC                                     Manager of the Board of Managers
                            Veredus Asset Management LLC                                   Manager of the Board of Managers
                            Baldwin and Lyons, Inc.                                        Director
                            UICI, Inc.                                                     Director

Felicia Brinson             ABN AMRO Asset Management (USA) LLC                            Officer
Officer                     LaSalle Bank N.A.                                              Officer

A. Wade Buckles             ABN AMRO Asset Management (USA) LLC                            Senior Vice President
Senior Vice President       LaSalle Bank N.A.                                              Senior Vice President

Constance Christian         ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Rebecca Cook                ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Dawn Daggy-Mangerson        ABN AMRO Trust Services Company                                Managing Director
Managing Director           ABN AMRO Asset Management (USA) LLC                            Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President
                            ABN AMRO Distribution Services (USA) Inc.

Gerald F. Dillenburg        ABN AMRO Asset Management Holdings, Inc.                       Senior Managing Director
Senior Managing Director    ABN AMRO Investment Fund Services, Inc.                        Director, Senior Managing Director
                            ABN AMRO Asset Management (USA) LLC                            Senior Managing Director

Richard Drake               ABN AMRO Trust Services Company                                Vice President
Senior Managing Director    ABN AMRO Asset Management (USA) LLC                            Senior Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President

Martin Eisenberg            ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President
                            ABN AMRO Trust Services Company                                Vice President
                            ABN AMRO Investment Fund Services, Inc.                        Vice President
                            AANAH Holding LLC                                              Treasurer & Vice President
                            AANAH Holding LLC II                                           Treasurer & Vice President
                            AANAH Holding LLC III                                          Treasurer & Vice President
                            ABN AMRO Advisory, Inc.                                        Vice President
                            ABN AMRO Associates Corp.                                      Vice President
                            ABN AMRO Capital (USA) Inc.                                    Vice President
                            ABN AMRO Capital Funding LLC I                                 Vice President
                            ABN AMRO Capital Funding LLC II                                Vice President
                            ABN AMRO Clearing and Management Services, Inc.                Vice President
                            ABN AMRO Commodity Finance, Inc.                               Vice President
                            ABN AMRO Financial Services, Inc.                              Vice President
                            ABN AMRO Fund Services, Inc.                                   Vice President
                            ABN AMRO Funding Corporation                                   Vice President
                            ABN AMRO Incorporated                                          Vice President
                            ABN AMRO Leasing, Inc.                                         Vice President
                            ABN AMRO Mezzanine Management I, Inc.                          Vice President
                            ABN AMRO Mezzanine Management II, Inc.                         Vice President
                            ABN AMRO Mortgage Brokerage Group, Inc.                        Vice President
                            ABN AMRO Mortgage Corporation                                  Vice President
                            ABN AMRO Mortgage Group, Inc.                                  Vice President
                            ABN AMRO North America Capital Funding LLC I                   Director, Manager and Vice President
                            ABN AMRO North America Capital Funding LLC II                  Director, Manager and Vice President
                            ABN AMRO North America Capital Funding Trust I                 Trustee
                            ABN AMRO North America Capital Funding Trust II                Trustee
                            ABN AMRO North America Finance, Inc.                           Vice President
                            ABN AMRO North America Holding Capital Funding LLC I           Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC II          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IV          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IX          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC V           Director, Manager, Treasurer and VP


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            ABN AMRO North America Holding Capital Funding LLC VI          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VII         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC X           Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XI          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XII         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIV         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIX         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XV          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVI         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVIII       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Company                         Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC          Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC II       Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC III      Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC           Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC II        Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC III       Manager, Treasurer and Vice President
                            ABN AMRO North America Preferred Exchange LLC I                Manager
                            ABN AMRO North America Preferred Exchange LLC II               Manager
                            AANA Preferred Funding Trust I                                 Trustee
                            AANA Preferred Funding Trust II                                Trustee
                            ABN AMRO North America Preferred Holding LLC I                 Manager
                            ABN AMRO North America Preferred Holding LLC II                Manager
                            ABN AMRO North America, Inc.                                   Group Senior Vice President
                            ABN AMRO Preferred Capital Trust I                             Vice President
                            ABN AMRO CCC Private Equity Investments, Inc.                  Vice President
                            ABN AMRO Retail Group LLC                                      Vice President
                            ABN AMRO Services Company, Inc.                                Vice President
                            ABN AMRO Trust Services Company                                Vice President
                            ABN AMRO WCS Holding Company                                   Vice President
                            ABN AMRO Wholesale Holding, Inc.                               Vice President
                            Cairo Procurement Services LLC                                 Manager and Vice President
                            Chicago Capital Management, Inc.                               Vice President
                            CNBC Development Corporation                                   Vice President
                            CNBC Leasing Corporation                                       Vice President
                            DBI Holdings, Inc.                                             Vice President
                            ENB Realty Company, Inc.                                       Vice President
                            Eureka Service Corporation                                     Vice President
                            Lakeside Drive LLC                                             Vice President
                            LaSalle Bank National Association                              Vice President
                            LaSalle Business Credit, Inc.                                  Vice President
                            LaSalle Community Development Corporation                      Vice President
                            LaSalle Distributors, Inc.                                     Vice President
                            LaSalle Funding L.L.C.                                         Vice President
                            LaSalle National Leasing Corporation                           Vice President
                            LaSalle Street Capital, Inc.                                   Vice President
                            LaSalle Trade Services Corporation                             Vice President
                            LaSalle Trade Services Limited                                 Vice President
                            Lease Plan Illinois, Inc.                                      Vice President
                            Lease Plan North America, Inc.                                 Vice President
                            Netherlands Trading Society East, Inc.                         Vice President
                            Portal Funds, Inc.                                             Vice President
                            Rob-Wal Investment Co.                                         Vice President
                            Stan Fed Proprietary Investment Company I                      Vice President
                            Stan Fed Proprietary Investment Company II                     Vice President
                            Standard Federal Bank Community Development Corporation        Vice President
                            Standard Federal Bank National Association                     Vice President
                            Standard Federal International LLC                             Vice President
                            Standard Financial Corporation                                 Vice President
                            Sutton Park LLC                                                Vice President

Jon Ender                   ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers,
Executive Vice President                                                                     Executive Vice President and Chief
   and Chief Investment                                                                      Investment Strategist
   Strategist               Association for Investment Mgt & Research                      Director
                            Institute for Quantitative Research in Finance                 Director

Frederick W. Engimann       ABN AMRO Trust Services Company                                Executive Vice President and Director of
Director, Executive Vice                                                                     Fixed Income
   President and Director   ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers,
   of Fixed Income                                                                           Executive Vice President and Director
                                                                                             of Fixed Income
                            LaSalle Bank N.A.                                              Group Senior Vice President

Peter Fasone                ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

John Finley                 ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              LaSalle Bank N.A.                                              Vice President

NAME AND POSITION           NAME OF                                             CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                       OTHER COMPANY
-----------------------     -------------                                       -------------

William Finley              ABN AMRO Trust Services Company                     Vice President
Senior Managing Director    ABN AMRO Asset Management (USA) LLC                 Senior Managing Director
                            LaSalle Bank N.A.                                   Group Senior Vice President

Anthony Ford                ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Thomas Forsha               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President    ABN AMRO Trust Services Company                     Assistant Vice President
                            LaSalle Bank N.A.                                   Assistant Vice President

Rebecca Garces              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Frank Germack               ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Frank Haggerty Jr.          ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Steven Haldi                ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director           LaSalle Bank N.A.                                   Vice President

Kathleen Hegyi              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President              ABN AMRO Distribution Services (USA) Inc.           Registered Representative

Nancy Holland               ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director

Kevin Kehres                ABN AMRO Trust Services Company                     Vice President
Managing Director           ABN AMRO Asset Management (USA) LLC                 Managing Director
                            LaSalle Bank N.A.                                   Vice President

Timothy Kelly               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President

Thomas Kmiotek              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Timothy Kroll               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President

Todd W. Larson              ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President    LaSalle Bank N.A.                                   Assistant Vice President

Patrick Lawlor              ABN AMRO Trust Services Company                     Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                 Vice President

Scott Marinko               ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director

Thomas Marthaler            ABN AMRO Asset Management (USA) LLC                 Senior Managing Director
Senior Managing Director    ABN AMRO Trust Services Company                     Vice President

Thomas McGrath              ABN AMRO Asset Management (USA) LLC                 Senior Vice President
Senior Vice President       LaSalle Bank N.A.                                   Senior Vice President

Kathryn Martin              ABN AMRO Asset Management Holdings, Inc.            Managing Director
Managing Director           ABN AMRO Asset Management (USA) LLC                 Managing Director
                            TAMRO Capital Partners LLC                          Compliance Officer

Christina Mika              ABN AMRO Asset Management (USA) LLC                 Investment Officer
Investment Officer

Scott A. Moore              ABN AMRO Asset Management (USA) LLC                 Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.           Registered Representative

Michael Mosher              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Bernard F. Myszkowski       ABN AMRO Trust Services Company                     Executive Vice President
Director, Executive Vice    ABN AMRO Asset Management (USA) LLC                 Manager of the Board of Managers,
   President and Director                                                         Executive Vice President and Director of
   of Equity Investments                                                          Equity Investments
                            LaSalle Bank N.A.                                   Senior Vice President

Seymour A. Newman           ABN AMRO Asset Management Holdings, Inc.            EVP, CFO, Treasurer and Secretary
Director, EVP, CFO,         ABN AMRO Investment Fund Services, Inc.             Director, EVP, CFO, Treasurer and Secretary
  Treasurer and Secretary   ABN AMRO Trust Services Company                     Director, EVP, CFO, Treasurer and Secretary
                            ABN AMRO Asset Management (USA) LLC                 Manager of the Board of Managers
                                                                                   EVP, CFO, Treasurer and Secretary


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            TAMRO Capital Partners LLC                                     Manager of the Board of Managers, EVP,
                                                                                              CFO, Treasurer and Secretary

Eric Nilles                 ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Joseph Pavnica              ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Diane Pieper                ABN AMRO Asset Management (USA) LLC                            Investment Officer
Investment Officer          ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Patrick Raleigh             ABN AMRO Trust Services Company                                Assistant Vice President
Assistant Vice President    ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
                            LaSalle Bank N.A.                                              Assistant Vice President

Simon Reeves                ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director           LaSalle Bank N.A.                                              Vice President

Robert Romanik              ABN AMRO Asset Management (USA) LLC                            Investment Officer
Investment Officer

Marcia Roth                 ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

David Rothweiler            ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              LaSalle Bank N.A.                                              Vice President

Randall Rynearson           ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Timothy Scanlan             ABN AMRO Trust Services Company                                Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President
                            ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Fred Senft Jr.              ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director

Timothy Sheehan             ABN AMRO Asset Management (USA) LLC                            Officer
Officer                     LaSalle Bank N.A.                                              Officer

Steven Sherman              ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Kevin Silverman             ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Steven Smart-O'Connor       ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Gregg Smolenski             ABN AMRO Asset Management (USA) LLC                            Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Carla V. Straeten           ABN AMRO Asset Management (USA) LLC                            Executive Vice President
Director, Executive Vice                                                                   Director of Marketing/Client Service
   President and Director
   of Marketing/Client
   Service

Daniel Strumphler           ABN AMRO Asset Management (USA) LLC                            Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Edward Thommes              ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President

Charles Ullerich            ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Karen Van Cleave            ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director           LaSalle Bank N.A.                                              Vice President


Kristine Victory            ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

David L. Viner              ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              ABN AMRO North America, Inc.                                   First Vice President
                            Portal Funds, Inc.                                             Vice President

Ann Weis                    ABN AMRO Asset Management Holdings, Inc.                       Vice President, Assistant Secretary
Assistant Secretary         ABN AMRO Investment Fund Services, Inc.                        Assistant Secretary
                            ABN AMRO Trust Services Company                                Assistant Secretary


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            ABN AMRO Asset Management (USA) LLC                            Assistant Secretary
                            TAMRO Capital Partners LLC                                     Assistant Secretary

Susan Wiemeler              ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President
                            TAMRO Capital Partners LLC                                     Compliance Officer

Paul Wojtyla                ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President    ABN AMRO Trust Services Company                                Assistant Vice President
                            TAMRO Capital Partners LLC                                     Assistant Vice President
                            LaSalle Bank N.A.                                              Assistant Vice President
                            ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Todd J. Youngberg, CFA      ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director


B.  MONTAG & CALDWELL, INC.

           Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

           Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).



         Sandra M. Barker                 Vice President

         Janet B. Bunch                   Vice President

         Debra Bunde Reams                Vice President

         Ronald E. Canakaris              President, Chief Executive Officer, Chief Investment Officer and Director

         Elizabeth C. Chester             Senior Vice President and Secretary

         Tom Cross Brown                  Director

         Jane R. Davenport                Vice President

         James L. Deming                  Vice President

         Helen M. Donahue                 Vice President

         Marcia C. Dubs                   Assistant Vice President

         Katherine E. Ryan                Assistant Vice President

         Brion D. Friedman                Vice President

         Charles Jefferson Hagood         Vice President

         Richard W. Haining               Vice President

         Mark C. Hayes                    Vice President

         Lana M. Jordan                   Vice President and Director of Marketing

         Andrew W. Jung                   Vice President

         Rebecca M. Keister               Vice President

         William E. Long III              Vice President

         Charles E. Markwalter            Vice President

         Grover C. Maxwell III            Vice President

         Michael A. Nadal                 Vice President

         Solon P. Patterson               Chairman of the Board

         Carla T. Phillips                Assistant Vice President

         Brian W. Stahl                   Vice President and Treasurer

         M. Scott Thompson                Vice President

         Debbie J. Thomas                 Assistant Vice President

         David L. Watson                  Vice President

         William A. Vogel                 Senior Vice President

         Homer W. Whitman, Jr.            Senior Vice President

         John S. Whitney, III             Vice President


C.  VEREDUS ASSET MANAGEMENT LLC

           Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

           The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).



         Kenneth C. Anderson                Director

         Stuart D. Bilton                   Director                       President and Director, Alleghany Asset
                                                                           Management, Inc.; Chairman, Chicago
                                                                           Capital Management, Inc.; Director of
                                                                           each of the following entities: Montag &
                                                                           Caldwell, Inc., The Chicago Trust Company
                                                                           of California, Chicago Deferred Exchange
                                                                           Corporation, Chicago Deferred Exchange
                                                                           Corporation - CA, Alleghany Investment
                                                                           Services, Inc.; President and




                                                                           Chief Executive Officer, Blairlogie
                                                                           International LLC; Trustee, Alleghany
                                                                           Foundation; Manager, TAMRO Capital
                                                                           Partners LLC

         James Houlton                      Vice President

         James R. Jenkins                   Director, Vice President and
                                            Chief Operating Officer

         Charles P. McCurdy, Jr.            Director; Executive Vice
                                            President and Portfolio
                                            Manager

         Charles F. Mercer, Jr.             Vice President and Director
                                            of Research

         John S. Poole                      Vice President of Business
                                            Development

         B. Anthony Weber                   Director, President and
                                            Chief Investment Officer


D. TAMRO CAPITAL PARTNERS LLC

           TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc.

           The directors and officers of the Trust's Investment Advisers and Sub-Investment Advisers are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).


           Ronald A. Marsilia                 Chief Executive Officer

           Philip Tasho                       Chief Investment Officer

           Danna Maller Rocque                Director of Marketing


E.  TALON ASSET MANAGEMENT, INC.

           Talon Asset Management, Inc. ("Talon") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Talon are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Talon during the past two years is incorporated by reference to Form ADV filed by Talon pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-2175).



         NAME                         TITLE/
                                      POSITION WITH ADVISER
         Terry D. Diamond             Chairman and Director

         Sophia A. Erskine            Corporate Secretary & Assistant Portfolio Manager

         Barbara L. Rumminger         Treasurer

         Alan R. Wilson               President and Director

F.    MFS INSTITUTIONAL ADVISORS, INC.

           MFS Institutional Advisors ("MFS") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of MFS are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------

Arnold D. Scott                        Director and Senior Executive Vice
                                       President
James C. Baillie                       Director and President
Kevin R. Parke                         Director and Executive Vice
                                       President and CEO
Thomas J. Cashman, Jr.                 Director and Executive Vice
                                       President
Joseph W. Dello Russo                  Director, Executive Vice President
                                       and CFO and CAO
William W. Scott                       Director and Vice Chairman
Donald A. Stewart                      Director
C. James Prieur                        Director
William W. Stinson                     Director
Jeffrey L. Shames                      Chairman and CEO

G.    THINKORSWIM ADVISORS, INC.

           ThinkorSwim Advisors, Inc. ("TAI") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of TAI are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Thinkorswim Advisors, Inc. during the past two years is incorporated by reference to Form ADV filed by Thinkorswim Advisors, Inc. pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-49181).



NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------

Tom Sosnoff                            President, Founder                   thinkorswim, Inc.
                                       and Director
                                       Market Maker                         Chicago Board
                                                                            Options Exchange

Scott Sheridan                         Executive Vice President and         thinkorswim, Inc.
                                       Director
                                       Market Maker                         Chicago Board
                                                                            Options Exchange

H.    ABN AMRO ASSET MANAGEMENT (USA) LLP

           ABN AMRO Asset Management (USA) LLP is a registered investment adviser providing investment management services to the Registrant. ABN AMRO Asset Management (USA) LLP is a member of the ABN AMRO group of companies.

           The directors and officers of ABN AMRO Asset Management (USA) LLP are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

ABN AMRO ASSET MANAGEMENT (USA) LLC

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
John Anderson Jr.          Chicago Capital Management, Inc.                           Managing Director
Managing Director

Robert Antognoli           ABN AMRO Trust Services Company                            Vice President
Managing Director          Chicago Capital Management, Inc.                           Managing Director
                           LaSalle Bank N.A.                                          Senior Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Stuart D. Bilton           ABN AMRO Bank N.V.                                         Managing Director
Manager of the Board of    ABN AMRO Asset Management Holdings, Inc.                   President, Director
  Managers                 ABN AMRO Trust Services Company                            President, Director
President and CEO          Chicago Capital Management, Inc.                           President, Director and CEO
                           ABN AMRO Investment Fund Services, Inc.                    President, Director
                           ABN AMRO Funds                                             Chairman of the Board of Trustees
                           TAMRO Capital Partners LLC                                 Manager of the Board of Managers
                           Veredus Asset Management LLC                               Manager of the Board of Managers
                           Baldwin and Lyons, Inc.                                    Director
                           UICI, Inc.                                                 Director


Dianne Bowe                None                                                       None
Assistant Vice President

Felicia Brinson            Chicago Capital Management, Inc.                           Officer
Officer                    LaSalle Bank N.A.                                          Officer

A. Wade Buckles            Chicago Capital Management, Inc.                           Senior Vice President
Senior Vice President      LaSalle Bank N.A.                                          Senior Vice President

Gerald Cartigny            None                                                       None
Director of International
  Products

Constance Christian        Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President

Rebecca Cook               Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President

Dawn Daggy-Mangerson       ABN AMRO Trust Services Company                            Managing Director
Managing Director          Chicago Capital Management, Inc.                           Managing Director
                           LaSalle Bank N.A.                                          Senior Vice President
                           ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Gerald F. Dillenburg       ABN AMRO Asset Management Holdings, Inc.                   Senior Managing Director
Senior Managing Director   ABN AMRO Investment Fund Services, Inc.                    Director, Senior Managing Director
                           ABN AMRO Funds                                             Senior Vice President, Secretary,
                                                                                        Treasurer
                           Chicago Capital Management, Inc.                           Senior Managing Director

Sharon Dischinger          Standard Federal Bank N.A.                                 Officer
Officer

Christine Dragon           ABN AMRO Asset Management Holdings, Inc.                   Assistant Vice President
Assistant Vice President

Richard Drake              ABN AMRO Trust Services Company                            Vice President
Senior Managing Director   Chicago Capital Management, Inc.                           Senior Managing Director
                           LaSalle Bank N.A.                                          Senior Vice President

Martin Eisenberg           ABN AMRO Investment Fund Services, Inc.                    Vice President
Vice President             Chicago Capital Management, Inc.                           Vice President
                           AANAH Holding LLC                                          Treasurer & Vice President
                           AANAH Holding LLC II                                       Treasurer & Vice President
                           AANAH Holding LLC III                                      Treasurer & Vice President
                           ABN AMRO Advisory, Inc.                                    Vice President
                           ABN AMRO Asset Management Holdings, Inc.                   Vice President
                           ABN AMRO Associates Corp.                                  Vice President
                           ABN AMRO Capital (USA) Inc.                                Vice President
                           ABN AMRO Capital Funding LLC I                             Vice President
                           ABN AMRO Capital Funding LLC II                            Vice President
                           ABN AMRO Clearing and Management Services, Inc.            Vice President
                           ABN AMRO Commodity Finance, Inc.                           Vice President
                           ABN AMRO Financial Services, Inc.                          Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
                           ABN AMRO Fund Services, Inc.                               Vice President
                           ABN AMRO Funding Corporation                               Vice President
                           ABN AMRO Incorporated                                      Vice President
                           ABN AMRO Leasing, Inc.                                     Vice President
                           ABN AMRO Mezzanine Management I, Inc.                      Vice President
                           ABN AMRO Mezzanine Management II, Inc.                     Vice President
                           ABN AMRO Mortgage Brokerage Group, Inc.                    Vice President
                           ABN AMRO Mortgage Corporation                              Vice President
                           ABN AMRO Mortgage Group, Inc.                              Vice President
                           ABN AMRO North America Capital Funding LLC I               Director, Manager and Vice President
                           ABN AMRO North America Capital Funding LLC II              Director, Manager and Vice President
                           ABN AMRO North America Capital Funding Trust I             Trustee
                           ABN AMRO North America Capital Funding Trust II            Trustee
                           ABN AMRO North America Finance, Inc.                       Vice President
                           ABN AMRO North America Holding Capital Funding LLC I       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC II      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IV      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IX      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC V       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VI      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VII     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC X       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XI      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XII     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIV     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIX     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XV      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVI     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVIII   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Company                     Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC      Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC II   Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC III  Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC       Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC II    Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC III   Manager, Treasurer and Vice President
                           ABN AMRO North America Preferred Exchange LLC I            Manager
                           ABN AMRO North America Preferred Exchange LLC II           Manager
                           AANA Preferred Funding Trust I                             Trustee
                           AANA Preferred Funding Trust II                            Trustee
                           ABN AMRO North America Preferred Holding LLC I             Manager
                           ABN AMRO North America Preferred Holding LLC II            Manager
                           ABN AMRO North America, Inc.                               Group Senior Vice President
                           ABN AMRO Preferred Capital Trust I                         Vice President
                           ABN AMRO CCC Private Equity Investments, Inc.              Vice President
                           ABN AMRO Retail Group LLC                                  Vice President
                           ABN AMRO Services Company, Inc.                            Vice President
                           ABN AMRO Trust Services Company                            Vice President
                           ABN AMRO WCS Holding Company                               Vice President
                           ABN AMRO Wholesale Holding, Inc.                           Vice President
                           Cairo Procurement Services LLC                             Manager and Vice President
                           Chicago Capital Management, Inc.                           Vice President
                           CNBC Development Corporation                               Vice President
                           CNBC Leasing Corporation                                   Vice President
                           DBI Holdings, Inc.                                         Vice President
                           ENB Realty Company, Inc.                                   Vice President
                           Eureka Service Corporation                                 Vice President
                           Lakeside Drive LLC                                         Vice President
                           LaSalle Bank National Association                          Vice President
                           LaSalle Business Credit, Inc.                              Vice President
                           LaSalle Community Development Corporation                  Vice President
                           LaSalle Distributors, Inc.                                 Vice President
                           LaSalle Funding L.L.C.                                     Vice President
                           LaSalle National Leasing Corporation                       Vice President
                           LaSalle Street Capital, Inc.                               Vice President
                           LaSalle Trade Services Corporation                         Vice President
                           LaSalle Trade Services Limited                             Vice President
                           Lease Plan Illinois, Inc.                                  Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
                           Lease Plan North America, Inc.                             Vice President
                           Netherlands Trading Society East, Inc.                     Vice President
                           Portal Funds, Inc.                                         Vice President
                           Rob-Wal Investment Co.                                     Vice President
                           Stan Fed Proprietary Investment Company I                  Vice President
                           Stan Fed Proprietary Investment Company II                 Vice President
                           Standard Federal Bank Community Development Corporation    Vice President
                           Standard Federal Bank National Association                 Vice President
                           Standard Federal International LLC                         Vice President
                           Standard Financial Corporation                             Vice President
                           Sutton Park LLC                                            Vice President

Jon Ender                  Chicago Capital Management, Inc.                           EVP, Chief Investment Strategist
Manager of the Board of    Association for Investment Mgt & Research                  Director
  Managers                 Institute for Quantitative Research in Finance             Director
   EVP, Chief Investment
     Strategist

Frederick W. Engimann      ABN AMRO Trust Services Company                            EVP, Director of Fixed Income
Manager of the Board of    Chicago Capital Management, Inc.                           Director, EVP, Director of Fixed Income
  Managers                 LaSalle Bank N.A.                                          Group Senior Vice President
   EVP, Director of Fixed
     Income

Peter Fasone               Chicago Capital Management, Inc.                           Vice President
Vice President

John Finley                Chicago Capital Management, Inc.                           Vice President
Vice President             LaSalle Bank N.A.                                          Vice President

William Finley             ABN AMRO Trust Services Company                            Vice President
Senior Managing Director   Chicago Capital Management, Inc.                           Senior Managing Director
                           LaSalle Bank N.A.                                          Group Senior Vice President

Andrew Fleming             ABN AMRO Asset Management Limited                          Director
Global Investment Officer

Anthony Ford               Chicago Capital Management, Inc.                           Vice President
Vice President

Thomas Forsha              Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President   ABN AMRO Trust Services Company                            Assistant Vice President
                           LaSalle Bank N.A.                                          Assistant Vice President

Rebecca Garces             Chicago Capital Management, Inc.                           Vice President
Vice President

Wilfrido Garcia            ABN AMRO Trust Services Company                            Officer
Officer

Frank Germack              Chicago Capital Management, Inc.                           Vice President
Vice President


Stacey Gray                Standard Federal Bank N.A.                                 Vice President
Vice President

Frank Haggerty Jr.         Chicago Capital Management, Inc.                           Vice President
Vice President

Steven Haldi               Chicago Capital Management, Inc.                           Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

Kathleen Hegyi             Chicago Capital Management, Inc.                           Vice President
Vice President             ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Theodore Hill              ABN AMRO Asset Management Holdings, Inc.                   Systems Officer
Systems Officer

Nancy Holland              Chicago Capital Management, Inc.                           Managing Director
Managing Director

Susan Hudson               ABN AMRO Asset Management Holdings, Inc.                   Senior Vice President
Senior Vice President      ABN AMRO Trust Services Company                            Director

Kevin Kehres               ABN AMRO Trust Services Company                            Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Managing Director          Chicago Capital Management, Inc.                           Managing Director
                           LaSalle Bank N.A.                                          Vice President

Timothy Kelly              Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President

Thomas Kmiotek             Chicago Capital Management, Inc.                           Vice President
Vice President

Timothy Kroll              Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President

Todd W. Larson             Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President   LaSalle Bank N.A.                                          Assistant Vice President

Patrick Lawlor             ABN AMRO Trust Services Company                            Vice President
Vice President             Chicago Capital Management, Inc.                           Vice President

Sabine Maarschalk          ABN AMRO Distribution Services (USA) Inc.                  Registered Representative
Officer

Scott Marinko              Chicago Capital Management, Inc.                           Managing Director
Managing Director

Thomas Marthaler           Chicago Capital Management, Inc.                           Senior Managing Director
Senior Managing Director   ABN AMRO Trust Services Company                            Vice President

Thomas McGrath             Chicago Capital Management, Inc.                           Senior Vice President
Senior Vice President      LaSalle Bank N.A.                                          Senior Vice President

Kathryn Martin             ABN AMRO Asset Management Holdings, Inc.                   Managing Director
Managing Director          Chicago Capital Management, Inc.                           Managing Director
                           TAMRO Capital Partners LLC                                 Compliance Officer

George McElroy             ABN AMRO Distribution Services (USA) Inc                   Registered Representative
Senior Vice President

Christina Mika             Chicago Capital Management, Inc.                           Investment Officer
Investment Officer

Scott A. Moore             Chicago Capital Management, Inc.                           Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Michael Mosher             Chicago Capital Management, Inc.                           Vice President
Vice President

Bernard F. Myszkowski      ABN AMRO Trust Services Company                            Executive Vice President
Manager of the Board of    Chicago Capital Management, Inc.                           Director, EVP, Director of Equity Investments
  Managers                 LaSalle Bank N.A.                                          Senior Vice President
   EVP, Director of
     Equity Investments

Seymour A. Newman          ABN AMRO Asset Management Holdings, Inc.                   EVP, CFO, Treasurer and Secretary
Manager of the Board of    ABN AMRO Investment Fund Services, Inc.                    Director, EVP, CFO, Treasurer and Secretary
  Managers                 ABN AMRO Trust Services Company                            Director, EVP, CFO, Treasurer and Secretary
   EVP, CFO, Treasurer     Chicago Capital Management, Inc.                           Director, EVP, CFO, Treasurer and Secretary
     and Secretary         TAMRO Capital Partners LLC                                 Manager of the Board of Managers, EVP,
                                                                                         CFO, Treasurer and Secretary



Eric Nilles                Chicago Capital Management, Inc.                           Vice President
Vice President

Joseph Pavnica             Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President

Diane Pieper               Chicago Capital Management, Inc.                           Investment Officer
Investment Officer         ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Patrick Raleigh            ABN AMRO Trust Services Company                            Assistant Vice President
Assistant Vice President   Chicago Capital Management, Inc.                           Assistant Vice President
                           LaSalle Bank N.A.                                          Assistant Vice President

Simon Reeves               Chicago Capital Management, Inc.                           Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Robert Romanik             Chicago Capital Management, Inc.                           Investment Officer
Investment Officer

Marcia Roth                Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President

David Rothweiler           Chicago Capital Management, Inc.                           Vice President
Vice President             LaSalle Bank N.A.                                          Vice President

Randall Rynearson          Chicago Capital Management, Inc.                           Vice President
Vice President

Timothy Scanlan            ABN AMRO Trust Services Company                            Vice President
Vice President             Chicago Capital Management, Inc.                           Vice President
                           ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Fred Senft Jr.             Chicago Capital Management, Inc.                           Managing Director
Managing Director

Daniel Shannon             None                                                       None
Manager of the Board of
  Managers

Timothy Sheehan            Chicago Capital Management, Inc.                           Officer
Officer                    LaSalle Bank N.A.                                          Officer

Steven Sherman             Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President

Kevin Silverman            Chicago Capital Management, Inc.                           Vice President
Vice President

Steven Smart-O'Connor      Chicago Capital Management, Inc.                           Vice President
Vice President

Gregg Smolenski            Chicago Capital Management, Inc.                           Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Carla V. Straeten          Chicago Capital Management, Inc.                           Director, Executive Vice President
EVP, Director of                                                                      Director of Marketing/Client Service
  Marketing/Client Srv

Daniel Strumphler          Chicago Capital Management, Inc.                           Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Edward Thommes             ABN AMRO Asset Management Holdings, Inc.                   Vice President
Vice President             Chicago Capital Management, Inc.                           Vice President

Charles Ullerich           Chicago Capital Management, Inc.                           Vice President
Vice President

Karen Van Cleave           Chicago Capital Management, Inc.                           Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

Kristine Victory           Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President

David L. Viner             Chicago Capital Management, Inc.                           Vice President
Vice President             ABN AMRO North America, Inc.                               First Vice President
                           Portal Funds, Inc.                                         Vice President

Ann Weis                   ABN AMRO Asset Management Holdings, Inc.                   Vice President, Assistant Secretary
Assistant Secretary        ABN AMRO Investment Fund Services, Inc.                    Assistant Secretary
                           ABN AMRO Trust Services Company                            Assistant Secretary
                           Chicago Capital Management, Inc.                           Assistant Secretary
                           TAMRO Capital Partners LLC                                 Assistant Secretary

Susan Wiemeler             ABN AMRO Asset Management Holdings, Inc.                   Vice President
Vice President             Chicago Capital Management, Inc.                           Vice President
                           TAMRO Capital Partners LLC                                 Compliance Officer

Paul Wojtyla               Chicago Capital Management, Inc.                           Assistant Vice President
Assistant Vice President   ABN AMRO Trust Services Company                            Assistant Vice President
                           TAMRO Capital Partners LLC                                 Assistant Vice President
                           LaSalle Bank N.A.                                          Assistant Vice President
                           ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Todd J. Youngberg          Chicago Capital Management, Inc.                           Managing Director
Managing Director

NAME AND POSITION                       NAME OF                                       CONNECTION WITH
WITH INVESTMENT ADVISER                 OTHER COMPANY                                 OTHER COMPANY
-----------------------                 -------------                                 -------------

INTERNATIONAL EQUITY GROUP

Wouter Van der Veen                     ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Jaap van der Geest                      ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Wiepke Postma                           ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Loes Pals de Groot                      ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Edward Niehoff                          ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Edward Moolenburgh                      ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Theo Maas                               ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Ivo Klein                               ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Bas Verlaat                             ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Marco Breevoort                         ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Daniel Lof                              ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Michael Tibon                           ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Jan Lamme                               ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Jeroen Knol                             ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Tim Olijerhoek                          ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Simon van Veen                          ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Paul Groenewoud                         ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Vincent Mooijer                         ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Frank Jansen                            ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Peter Veldman                           ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

ITEM 27.   PRINCIPAL UNDERWRITER.

(a) ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)      Not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

         All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:

ADVISERS
CHICAGO CAPITAL MANAGEMENT, INC., 161 North Clark Street, Chicago, IL 60601 MONTAG & CALDWELL, INC., 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326 VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205
TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314
ABN AMRO ASSET MANAGEMENT (USA) LLC, 161 North Clark Street, Chicago, IL 60601

SUB-ADVISERS
TALON ASSET MANAGEMENT, INC., One North Franklin, Chicago, IL 60606
MFS INSTITUTIONAL ADVISORS, 500 Boylston Street, Boston, Massachusetts 02116

THINKORSWIM ADVISORS, INC., 3304 NORTH LINCOLN AVE., CHICAGO, IL 60657

CUSTODIANS
DEUTSCHE BANK TRUST COMPANIES AMERICA, 130 Liberty Street, New York, New York 10006
J.P. MORGAN CHASE AND COMPANY, 270 Park Avenue, New York, New York  10017

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
ABN AMRO DISTRIBUTION SERVICES (USA), INC., 760 Moore Road, King of Prussia, PA 19406

ITEM 29.   MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30.   UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Funds, has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 11th day of April 2003.



                            ABN AMRO FUNDS
                            (FORMERLY KNOWN AS ALLEGHANY FUNDS)

                            By:      /s/ KENNETH C. ANDERSON
                                     --------------------------------------
                                     Kenneth C. Anderson, President & Chief
                                     Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement of ABN AMRO FUNDS has been signed below by the following persons in the following capacity on the 11th day of April, 2003.




Signature                           Capacity
---------                           --------
STUART D. BILTON*                   Chairman, Board of Trustees
-----------------
Stuart D. Bilton

NATHAN SHAPIRO*                     Trustee
Nathan Shapiro

GREGORY T. MUTZ*                    Trustee
----------------
Gregory T. Mutz

LEONARD F. AMARI*                   Trustee
-----------------
Leonard F. Amari

ROBERT A. KUSHNER*                  Trustee
------------------
Robert A. Kushner

ROBERT B. SCHERER*                  Trustee
------------------
Robert B. Scherer

DENIS SPRINGER*                     Trustee
---------------
Denis Springer

ROBERT FEITLER*                     Trustee
---------------
Robert Feitler

/s/ KENNETH C. ANDERSON             President                                           April 11, 2003
---------------------------         (Chief Executive Officer)
Kenneth C. Anderson

/s/ GERALD F. DILLENBURG            Secretary, Treasurer and Senior Vice                April 11, 2003
---------------------------         President (Chief Financial Officer, Chief
Gerald F. Dillenburg                Operating Officer & Chief Compliance Officer)



*  Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed.     April 11, 2003

/s/ GERALD F. DILLENBURG
------------------------
Gerald F. Dillenburg,
Attorney-in-Fact

                                  EXHIBIT INDEX


Item 23
Exhibits                            Document
--------                            --------

(d)(23)                    Form of Investment Advisory Agreement for ABN AMRO
                           High Yield Bond Fund.

(e)(6)                     Form of Amendment No. 4 to the Distribution Services
                           Agreement.

(g)(6)                     Form of Amendment No. 6 to the Custodian Agreement.

(h)(8)                     Form of Amendment No. 7 to the Transfer Agency
                           Services Agreement.

(h)(9) Form of Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement.

(h)(18)                    Form of Amendment No. 8 to the Administration
                           Agreement.

(h)(26) Form of Amendment No. 7 to the Sub-Administration and Accounting Services Agreement.

(m)(4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001; March 21, 2002; December 19, 2002 and February 17, 2003.

(n)(6)                     Amended Schedule A to 18f-3 Plan.

(p)(9)                     Amended Code of Ethics of ABN AMRO Asset Management
                           (The Netherlands).